2003 SEMI-ANNUAL REPORT
March 31, 2003

[MORGAN STANLEY LOGO]

Morgan Stanley Institutional Fund Trust

EQUITY PORTFOLIOS

Equity Portfolio
Mid Cap Growth Portfolio
Small Cap Growth Portfolio
Strategic Small Value Portfolio
U.S. Mid Cap Core Portfolio
U.S. Small Cap Core Portfolio
Value Portfolio

2003 SEMI-ANNUAL REPORT
March 31, 2003

Table of Contents

President's Letter                                          1
-------------------------------------------------------------
INVESTMENT OVERVIEWS AND STATEMENTS OF NET ASSETS
Equity Portfolio                                            2
-------------------------------------------------------------
Mid Cap Growth Portfolio                                    6
-------------------------------------------------------------
Small Cap Growth Portfolio                                 10
-------------------------------------------------------------
Strategic Small Value Portfolio                            14
-------------------------------------------------------------
U.S. Mid Cap Core Portfolio                                19
-------------------------------------------------------------
U.S. Small Cap Core Portfolio                              24
-------------------------------------------------------------
Value Portfolio                                            29
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                   33
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        35
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       39
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              48
-------------------------------------------------------------

This report is authorized for
distribution only when preceded or
accompanied by the prospectuses of the
Morgan Stanley Institutional Fund
Trust. To receive a prospectus, which
contains more complete information such
as charges, expenses, risk
considerations and describes in detail
each of the Portfolio's investment
policies to the prospective investor,
please call 1 (800) 354-8185. Please
read the prospectuses carefully before
you invest or send money.

2003 SEMI-ANNUAL REPORT
March 31, 2003
                                                                               1

President's Letter

Dear Shareholders:

The uncertainty of war weighed on all markets, not just stocks. As the war approached in fall of 2002, stocks slid, the dollar fell, gold soared, and oil spiked. In the end, America's military might overwhelmed Saddam Hussein's bluster. Peace, although still not secure, lifted a great weight off of equities. As the war's outcome became clear, stocks rallied, reversing most of the year's losses. The rally could get another leg up as the economic recovery strengthens.

The broad equity indexes hit bottom in October 2002, making yet another new low for the bear market. From its peak in March 2000, the S&P 500 lost 49.1% (price return) of its value. From those 2002 lows, the S&P 500 and other stock indexes rallied strongly through the end of the year, only to see those gains largely erased in the early months of 2003. Days before U.S. troops moved into Iraq, equities surged again, bringing the six-month performance into solidly positive territory. From September 2002 to March 2003, the S&P 500 gained 4.0% (price return), while the Dow Jones increased 5.3% (price return).

The Nasdaq, after an excruciating bear market, managed to outshine the broader indexes. As most stocks whipsawed up and down, technology stocks managed to enjoy the upside while avoiding much of the downside. For the six months ending March 2003, the index gained 14.4% (price return), compared to the Wilshire 5000, which rose just 3.6% (price return).

In keeping with technology growth bias, the S&P Barra Growth index rose 5.4% (price return), outperforming Value index by 280 basis points. Large-capitalization stocks also outperformed mid- and small-caps. The S&P Midcap index rose just 0.5% (price return), while the small-cap Russell 2000 gained a similar 0.6%; those indexes underperformed the large-cap S&P 500 by 350 and 340 basis points, respectively.

After a crushing profits recession in 2001 and early 2002, corporate earnings at last turned to the upside in the second quarter of 2002. Two quarters later, earnings increased year over year by 10.5%, and by the first quarter of 2003, they rose 12.9%. The strongest earnings gains by far were in the Energy sector, driven by elevated oil prices. Beyond that, earnings for the Consumer Discretionary and Technology sectors outpaced the overall market. Despite significant changes in market prices, the S&P 500's price-to-earnings ratio based on trailing earnings remained fairly steady over the past six months, ending in March 2003 at 30.3.

In November 2002, the Federal Reserve dropped the already low fed funds rate another 50 basis points to 1.25%. As the United States prepared for war in Iraq, the Fed refused to give its usual assessment of the economy: "In light of the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making, the Committee does not believe it can usefully characterize the current balance of risks with respect to the prospects for its long-run goals of price stability and sustainable economic growth." Despite the Federal Reserve's fears, the economy managed to grow in the fourth quarter of 2002 and the first quarter of 2003, albeit at a very anemic pace.

Bonds continued to move in opposition to stocks during the six months ending March 2003. During that time, the Lehman Brothers Aggregate Bond index rose 2.3% (total return). Long-term government and treasury issues lagged shorter-term issues, rising 1.5% and 1.6% (total return) over the six-month period, respectively. Treasury yields dropped across the yield curve, although the outsized drop in short-term yields steepened the curve. The 3-month Treasury bill yield fell 439 basis points to end March at a historically low 1.11%. By contrast, the 10-Year Treasury Note shed just 24 basis points.

OUTLOOK

In keeping with historical precedent, stocks could surge over the next few months. During previous crises, stocks typically bounced back after the initial shock. In 1941, in the weeks after the attack on Pearl Harbor, the Dow slumped 9%, but then regained 7% (price return) the following month. In 1950, the North Korean invasion of South Korea sent the Dow plunging by 12%, but stocks shot back up 14% (price return) a few months later when North Korean troops were stopped at Inchon. In 1991, in the first Gulf War, the Dow fell by 6%, but then roared back 18% (price return) when the conflict was over. As geopolitical issues recede from the headlines, stocks could enter a similar post-crisis rally.

Financial markets can then refocus on an economic recovery that was interrupted by war, but ultimately not derailed. Consumer spending habits held steady, despite a significant drop in confidence before the war. As peace settles in, consumers should regain confidence in the markets and economy. Business investment had already stabilized before the war and experts continue to underestimate the potential recovery in business spending. Corporate earnings are on the mend and posted strong positive surprises for the first quarter of 2003. With a weaker dollar, American companies earn more abroad, which could further fuel earnings over the next few quarters. Despite many recent travails, there continue to be brighter prospects for the economy, earnings, and the markets.

OTHER DEVELOPMENTS

On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Fund. On that same day, Mitch Merin, President and Chief Operating Officer of the Adviser, was elected by the Fund's Board of Directors to serve as a Director and Chairman of the Board of Directors of the Fund.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
May 2003

2
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

EQUITY PORTFOLIO

The Equity Portfolio is Morgan Stanley Investment Management's core-equity fund. Our goal for core equity investing is to seek above-average total return over a market cycle of three to five years. The Portfolio invests primarily in common stocks of large U.S. companies with market capitalizations generally greater than $5 billion. The Portfolio may invest, to a limited extent, in stocks of small companies and foreign equity securities.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
EQUITY PORTFOLIO

                                        Six       One       Five      Ten
                                       Months     Year      Years    Years
------------------------------------------------------------------------------
Institutional Class (1)                2.98%    (28.62%)   (6.40%)   5.68%
------------------------------------------------------------------------------
Adviser Class (3)                      2.85%    (28.75%)   (6.63%)      --
------------------------------------------------------------------------------
S&P 500 Index **                       5.03%    (24.76%)   (3.77%)   8.53%
------------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the S&P 500 Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 11/14/84.

(3) Represents an investment in the Adviser Class which commenced operations 1/16/98.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               3
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

EQUITY PORTFOLIO
COMMON STOCKS (97.7%)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
BASIC RESOURCES (3.1%)
Air Products & Chemicals, Inc.                          57,100   $    2,366
Engelhard Corp.                                         72,800        1,559
International Paper Co.                                 40,800        1,379
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,304
---------------------------------------------------------------------------
BEVERAGE & HOUSEHOLD PRODUCTS (4.3%)
Adolph Coors Co., Class B                               18,600          902
Avon Products, Inc.                                     34,900        1,991
Coca-Cola Co. (The)                                     66,600        2,696
Proctor & Gamble Co.                                    20,700        1,844
---------------------------------------------------------------------------
GROUP TOTAL                                                           7,433
---------------------------------------------------------------------------
CONSUMER DURABLES (1.3%)
Delphi Corp.                                            62,900          429
Ford Motor Co.                                          59,100          444
*General Motors Corp.                                   12,900          434
Masco Corp.                                             51,000          950
---------------------------------------------------------------------------
GROUP TOTAL                                                           2,257
---------------------------------------------------------------------------
CONSUMER SERVICES (2.8%)
*AOL Time Warner, Inc.                                  49,100          533
*International Game Technology                           9,200          754
*(a)Park Place Entertainment Corp.                      61,800          440
*Viacom, Inc., Class B                                  65,300        2,385
Walt Disney Co.                                         44,200          752
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,864
---------------------------------------------------------------------------
ENERGY (5.0%)
Exxon Mobil Corp.                                       73,400        2,565
Royal Dutch Petroleum Co.                               54,400        2,217
(a)TotalFinaElf S.A. ADR                                60,400        3,822
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,604
---------------------------------------------------------------------------
FINANCIAL SERVICES (21.2%)
American Express Co.                                    15,000          498
American International Group, Inc.                      24,900        1,231
Bank of America Corp.                                   72,700        4,859
Chubb Corp.                                              9,800          434
Citigroup, Inc.                                         99,700        3,435
Comerica, Inc.                                          94,600        3,583
Fannie Mae                                              15,100          987
Freddie Mac                                             52,000        2,761
Goldman Sachs Group, Inc. (The)                         25,800        1,757
Lehman Brothers Holdings, Inc.                          19,400        1,120
MBNA Corp.                                             180,500        2,717
Mellon Financial Corp.                                 121,300        2,579
Merrill Lynch & Co., Inc.                               12,300          435
PNC Financial Services Group                            64,100        2,717
Principal Financial Group                               36,300          985

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Class A               4,100   $       58
Travelers Property Casualty Corp., Class B               6,900           97
U.S. BanCorp                                           189,500        3,597
Wachovia Corp.                                          16,200          552
*Wells Fargo & Co.                                      42,600        1,917
---------------------------------------------------------------------------
GROUP TOTAL                                                          36,319
---------------------------------------------------------------------------
FOOD & TOBACCO (3.1%)
Altria Group, Inc.                                      64,400        1,929
Unilever N.V.                                           55,400        3,293
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,222
---------------------------------------------------------------------------
HEALTH CARE (14.9%)
Abbott Labs, Inc.                                       32,400        1,218
*Amgen, Inc.                                            26,400        1,519
Baxter International, Inc.                              12,800          239
*Boston Scientific Corp.                                12,600          514
Bristol-Myers Squibb Co.                               152,700        3,226
CIGNA Corp.                                             15,700          718
HCA, Inc.                                               16,200          670
*Health Net, Inc.                                       45,500        1,218
Merck & Co., Inc.                                       72,600        3,977
Pfizer, Inc.                                           183,400        5,715
Pharmacia Corp.                                         30,000        1,299
Wyeth                                                  139,500        5,276
---------------------------------------------------------------------------
GROUP TOTAL                                                          25,589
---------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (11.3%)
Boeing Co. (The)                                        32,100          804
Caterpillar, Inc.                                       48,400        2,381
Cooper Industries Ltd., Class A                         42,500        1,518
General Electric Co.                                   220,600        5,625
Honeywell International, Inc.                          103,500        2,211
Northrop Grumman Corp.                                  13,200        1,133
Tyco International Ltd.                                258,700        3,327
*United Technologies Corp.                              39,500        2,282
---------------------------------------------------------------------------
GROUP TOTAL                                                          19,281
---------------------------------------------------------------------------
RETAIL (9.4%)
*Best Buy Co., Inc.                                    168,100        4,534
CVS Corp.                                               22,700          541
*Federated Department Stores, Inc.                     117,400        3,290
Home Depot, Inc.                                        59,800        1,457
*Kroger Co.                                             55,600          731
Limited Brands, Inc.                                    70,200          903
McDonald's Corp.                                        55,900          808
Wal-Mart Stores, Inc.                                   73,700        3,835
---------------------------------------------------------------------------
GROUP TOTAL                                                          16,099
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

EQUITY PORTFOLIO

4
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
TECHNOLOGY (17.5%)
*Accenture Ltd., Class A                               106,300   $    1,648
*Analog Devices, Inc.                                   28,500          784
*Applied Materials, Inc.                                99,900        1,257
*BMC Software, Inc.                                     57,600          869
*Check Point Software Technologies Ltd.                169,600        2,454
*Cisco Systems, Inc.                                    79,200        1,022
*Comcast Corp., Class A                                 83,800        2,304
*Dell Computer Corp.                                    24,900          680
Hewlett-Packard Co.                                    211,397        3,287
Intel Corp.                                             24,800          404
International Business Machines Corp.                   35,300        2,769
*Maxim Integrated Products, Inc.                        17,100          618
Microsoft Corp.                                        285,700        6,917
Motorola, Inc.                                         134,300        1,109
(a)Nokia Oyj ADR, Class A                              125,300        1,755
*Oracle Corp.                                          104,100        1,129
*Qualcomm, Inc.                                         16,900          609
*Sun Microsystems, Inc.                                 93,900          306
---------------------------------------------------------------------------
GROUP TOTAL                                                          29,921
---------------------------------------------------------------------------
UTILITIES (3.8%)
*Exelon Corp.                                           54,400        2,742
SBC Communications, Inc.                                50,400        1,011
*Verizon Communications, Inc.                           79,800        2,821
---------------------------------------------------------------------------
GROUP TOTAL                                                           6,574
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $179,926)                                 167,467
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       ------
SHORT-TERM INVESTMENTS (3.3%)
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (2.0%)
Banco Bilbao Vizcaya Argentaria, NY, 1.36%, 4/24/03    $   213          213
CC USA, Inc., 1.34%, 2/6/04                                 76           76
CDC IXIS, 1.38%, 4/1/03                                    152          152
Credit Industriel Et Commercial, NY, 1.29%, 4/28/03        143          143
Credit Industriel Et Commercial, NY, 1.27%, 4/24/03         30           30
CS First Boston, 1.38%, 4/1/03                           1,518        1,518
Dorada Finance, Inc., 1.34%, 2/5/04                         76           76
General Electric Capital Corp., 1.40%, 7/17/03             106          106
UBS Warburg LLC, 1.35%, 4/1/03                             729          729
Wells of Grand Cayman, 1.38%, 4/1/03                       152          152
Westdeutsche Landesbank AG, NY, 1.22%, 5/14/03             150          150
---------------------------------------------------------------------------
GROUP TOTAL                                                           3,345
---------------------------------------------------------------------------
                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (0.4%)
AIM S.T. Investments Co.                               106,261   $      106
Evergreen Select Money Market Fund                     106,261          106
Federated Prime Cash Obligations Fund                  106,261          106
Merrimac Cash Series Fund                              106,261          106
Merrill Lynch Premier Institutional Fund               106,261          106
One Group Institutional Prime Money Market Fund         75,901           76
Reserve Primary Money Market Fund                       75,901           76
---------------------------------------------------------------------------
GROUP TOTAL                                                             682
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       ------
REPURCHASE AGREEMENT (0.9%)
**J.P. Morgan Securities, Inc., 1.25%, dated 3/31/03,
 due 4/1/03                                            $ 1,647        1,647
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,674)                            5,674
---------------------------------------------------------------------------
TOTAL INVESTMENTS (101.0%) (Cost $185,600)                          173,141
---------------------------------------------------------------------------
                                                         VALUE
                                                         (000)
---------------------------------------------------------------------------
OTHER ASSETS (1.5%)
Receivable for Investments Sold                          2,300
Dividends Receivable                                       317
Other                                                        2        2,619
---------------------------------------------------------------------------
LIABILITIES (-2.5%)
Collateral on Securities Loaned, at Value               (4,027)
Payable for Investment Advisory Fees                      (219)
Payable for Administration Fees                            (22)
Payable for Trustees' Fees and Expenses                    (19)
Other Liabilities                                          (33)      (4,320)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                $  171,440
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $  313,867
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                               625
 Accumulated Net Realized Gain (Loss)                              (130,593)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                       (12,459)
---------------------------------------------------------------------------
NET ASSETS                                                       $  171,440
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

EQUITY PORTFOLIO

                                                                               5
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                                      (000)
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                       $  170,889
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
Applicable to 23,271,692 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $     7.34
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS                                                       $      551
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
Applicable to 75,164 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                         $     7.33
---------------------------------------------------------------------------

*    Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt
(a)  All or a portion of security on loan at March 31, 2003.

    The accompanying notes are an integral part of the financial statements.

6
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

MID CAP GROWTH PORTFOLIO

The Mid Cap Growth Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalization of generally less than $35 billion. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
MID CAP GROWTH PORTFOLIO

                                     Six       One       Five      Ten
                                    Months     Year      Years    Years
---------------------------------------------------------------------------
Institutional Class (1)             5.06%    (26.71%)   (2.63%)   9.99%
---------------------------------------------------------------------------
Adviser Class (3)                   4.98%    (26.89%)   (2.86%)      --
---------------------------------------------------------------------------
Russell Mid Cap Growth Index**      9.14%    (26.11%)   (4.01%)   6.61%
---------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Russell Mid Cap Growth Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 3/30/90.

(3) Represents an investment in the Adviser Class which commenced operations 1/31/97.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                               7
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

MID CAP GROWTH PORTFOLIO
COMMON STOCKS (99.4%)

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
AUTO & TRANSPORTATION (2.5%)
C.H. Robinson Worldwide, Inc.                         200,800   $      6,566
Expeditors International of Washington, Inc.          237,725          8,546
Harley-Davidson, Inc.                                  93,500          3,713
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,825
----------------------------------------------------------------------------
CONSUMER DISCRETIONARY (34.0%)
*Abercrombie & Fitch Co., Class A                     529,825         15,911
*Amazon.Com, Inc.                                     174,200          4,534
*Apollo Group, Inc., Class A                          153,600          7,665
*Autozone, Inc.                                        44,000          3,023
*Bed Bath & Beyond, Inc.                              228,800          7,903
Carnival Corp.                                        159,900          3,855
CBRL Group, Inc.                                      170,750          4,687
*CDW Computer Centers, Inc.                            91,580          3,737
*Chico's FAS, Inc.                                    449,800          8,996
*ChoicePoint, Inc.                                    177,033          6,001
*Coach, Inc.                                           58,800          2,254
Dollar General Corp.                                  300,475          3,669
*Dollar Tree Stores, Inc.                             691,550         13,762
*EchoStar Communications Corp.                        194,300          5,611
*Electronic Arts, Inc.                                214,000         12,549
*GTECH Holdings Corp.                                 530,041         17,311
*International Game Technology                        115,250          9,439
*Iron Mountain, Inc.                                  231,425          8,852
*Krispy Kreme Doughnuts, Inc.                         161,850          5,480
Mattel, Inc.                                          512,950         11,541
Newell Rubbermaid, Inc.                               294,200          8,341
Outback Steakhouse, Inc.                              213,650          7,559
*Pixar, Inc.                                          105,400          5,700
Radio One, Inc., Class A                              537,575          7,118
*Starbucks Corp.                                      349,000          8,990
*Univision Communications, Inc., Class A              381,275          9,345
*USA Interactive, Inc.                                482,700         12,932
*Weight Watchers International, Inc.                  205,540          9,465
Wendy's International, Inc.                           204,875          5,636
*Westwood One, Inc.                                   296,575          9,265
*Yahoo!, Inc.                                         415,250          9,974
*Yum! Brands, Inc.                                    209,575          5,099
----------------------------------------------------------------------------
GROUP TOTAL                                                          256,204
----------------------------------------------------------------------------
CONSUMER STAPLES (1.3%)
Hershey Foods Corp.                                    95,550          5,987
*Teva Pharmaceutical Industries Ltd. ADR               99,400          4,140
----------------------------------------------------------------------------
GROUP TOTAL                                                           10,127
----------------------------------------------------------------------------
FINANCIAL SERVICES (8.1%)
*Affiliated Computer Services, Inc., Class A          126,400          5,594
*Affiliated Managers Group, Inc.                      155,000          6,443

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
American Capital Strategies Ltd.                       79,100   $      1,772
Doral Financial Corp.                                 304,800         10,775
Everest Re Group Ltd.                                 133,000          7,609
H&R Block, Inc.                                       223,825          9,555
Moody's Corp.                                         195,000          9,015
*SunGard Data Systems, Inc.                           296,325          6,312
Willis Group Holdings Ltd.                            135,900          3,764
----------------------------------------------------------------------------
GROUP TOTAL                                                           60,839
----------------------------------------------------------------------------
HEALTH CARE (19.1%)
*Accredo Health, Inc.                                 200,000          4,868
*Affymetrix, Inc.                                      84,850          2,206
Allergan, Inc.                                         54,000          3,683
AmerisourceBergen Corp.                                74,600          3,917
*Amylin Pharmaceuticals, Inc.                         143,300          2,321
*Caremark Rx, Inc.                                    573,625         10,411
*Celgene Corp.                                        280,725          7,321
*Genzyme Corp.- General Division                      190,150          6,931
*Gilead Sciences, Inc.                                223,250          9,374
*Idec Pharmaceuticals Corp.                           236,050          8,125
*Lincare Holdings, Inc.                               336,450         10,326
*Medimmune, Inc.                                      124,775          4,096
*NPS Pharmaceuticals, Inc.                            328,375          5,077
*St. Jude Medical, Inc.                               197,075          9,607
*Stericycle, Inc.                                     263,425          9,902
*Trimeris, Inc.                                        54,100          2,228
*Universal Health Services, Inc., Class B              95,700          3,902
*Varian Medical Systems, Inc.                         319,800         17,247
*WellPoint Health Networks, Inc.                      137,525         10,555
*Zimmer Holdings, Inc.                                240,450         11,693
----------------------------------------------------------------------------
GROUP TOTAL                                                          143,790
----------------------------------------------------------------------------
MATERIALS & PROCESSING (2.4%)
Ecolab, Inc.                                          118,300          5,836
Newmont Mining Corp.                                   53,100          1,388
*Sealed Air Corp.                                     174,950          7,021
Sigma-Aldrich Corp.                                    91,325          4,063
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,308
----------------------------------------------------------------------------
OTHER ENERGY (7.1%)
*BJ Services Co.                                      329,100         11,318
Burlington Resources, Inc.                            122,100          5,826
Forest Oil Corp.                                      116,250          2,592
*Patterson-UTI Energy, Inc.                           277,200          8,970
*Pioneer Natural Resources Co.                        524,025         13,153
*Smith International, Inc.                            331,000         11,661
----------------------------------------------------------------------------
GROUP TOTAL                                                           53,520
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MID CAP GROWTH PORTFOLIO

8
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
PRODUCER DURABLES (4.0%)
*Alliant Techsystems, Inc.                            103,650   $      5,598
*Cymer, Inc.                                           97,800          2,313
*KLA-Tencor Corp.                                     154,750          5,562
*Novellus Systems, Inc.                               206,550          5,633
*NVR, Inc.                                             25,600          8,422
*RF Micro Devices, Inc.                               413,775          2,495
----------------------------------------------------------------------------
GROUP TOTAL                                                           30,023
----------------------------------------------------------------------------
TECHNOLOGY (19.4%)
Adobe Systems, Inc.                                   218,625          6,740
*Altera Corp.                                         426,700          5,778
*American Tower Corp., Class A                        342,400          1,890
*Amphenol Corp., Class A                               55,100          2,245
*BEA Systems, Inc.                                    483,350          4,925
*Broadcom Corp., Class A                              138,500          1,710
*Checkfree Corp.                                       85,100          1,913
*Emulex Corp.                                         353,350          6,767
*Extreme Networks, Inc.                               388,200          1,681
Fair Isaac Corp.                                      197,750         10,050
*Garmin Ltd.                                           54,100          1,937
Global Payments, Inc.                                 313,400          9,565
*Hyperion Solutions Corp.                              73,200          1,775
*Integrated Circuit Systems, Inc.                      73,300          1,591
*Intersil Corp., Class A                              154,625          2,406
*Intuit, Inc.                                         302,925         11,269
*J. D. Edwards & Co.                                  118,000          1,300
*JDS Uniphase Corp.                                   502,400          1,432
*Juniper Networks, Inc.                               250,100          2,043
*Marvell Technology Group Ltd.                        203,100          4,304
Maxim Integrated Products, Inc.                        48,500          1,752
*Mercury Interactive Corp.                            174,000          5,164
Microchip Technology, Inc.                            224,000          4,458
*Network Appliance, Inc.                              410,100          4,589
*Network Associates, Inc.                             433,675          5,989
*Peoplesoft, Inc.                                     246,150          3,766
*QLogic Corp.                                         125,725          4,669
*Quest Software, Inc.                                 183,900          1,655
*Seagate Technology                                   270,800          2,795
*Siebel Systems, Inc.                                 337,150          2,701
*Sprint Corp. (PCS Group)                             714,100          3,114
*Symantec Corp.                                       174,075          6,820
*Synopsys, Inc.                                        63,800          2,715
*UtStarcom, Inc.                                      158,100          3,160
*Veritas Software Corp.                               402,275          7,072
*Xilinx, Inc.                                         196,200          4,593
----------------------------------------------------------------------------
GROUP TOTAL                                                          146,333
----------------------------------------------------------------------------

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
UTILITIES (1.5%)
*Citizens Communications Co.                          175,600   $      1,753
*Nextel Communications, Inc., Class A                 699,575          9,367
----------------------------------------------------------------------------
GROUP TOTAL                                                           11,120
----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $728,427)                                  749,089
----------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                      -------
SHORT-TERM INVESTMENT (0.7%)
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
**J.P. Morgan Securities, Inc., 1.25%, dated
 3/31/03, due 4/1/03 (Cost $5,149)                    $ 5,149          5,149
----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%) (Cost $733,576)                           754,238
----------------------------------------------------------------------------
                                                        VALUE
                                                        (000)
----------------------------------------------------------------------------
OTHER ASSETS (0.3%)
Cash                                                        1
Receivable for Investments Sold                         2,057
Dividends Receivable                                      111
Other                                                      10          2,179
----------------------------------------------------------------------------
LIABILITIES (-0.4%)
Payable for Investments Purchased                      (1,944)
Payable for Investment Advisory Fees                     (941)
Payable for Administration Fees                           (91)
Payable for Trustees' Fees and Expenses                   (73)
Payable for Distribution Fees -- Adviser Class            (73)
Payable for Custodian Fees                                (16)
Other Liabilities                                        (134)        (3,272)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    753,145
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $  2,150,667
 Undistributed Net Investment Income (Accumulated Net
   Investment Loss)                                                   (2,045)
 Accumulated Net Realized Gain (Loss)                             (1,416,139)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                         20,662
----------------------------------------------------------------------------
NET ASSETS                                                      $    753,145
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MID CAP GROWTH PORTFOLIO

                                                                               9
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    407,558
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
Applicable to 33,294,358 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      12.24
----------------------------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    345,587
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
Applicable to 28,751,175 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      12.02
----------------------------------------------------------------------------

*    Non-income producing security
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

10
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

SMALL CAP GROWTH PORTFOLIO

The Small Cap Growth Portfolio seeks long-term capital growth. The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. companies and, to a limited extent, foreign companies. The Adviser selects issues from a universe comprised of small cap companies, most with market capitalization of generally less than $2.5 billion. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO

                                             Six         One        Since
                                            Months       Year     Inception
-------------------------------------------------------------------------------
Institutional Class (1)                     2.00%      (25.58%)     20.48%
-------------------------------------------------------------------------------
Adviser Class (3)                           1.86%      (25.78%)    (21.52%)
-------------------------------------------------------------------------------
Russell 2000 Growth Index**                 3.34%      (31.63%)     (8.72%)
-------------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Russell 2000 Growth Index, an unmanaged market index. Index since inception performance is from 6/30/98.

(1) Represents an investment in the Institutional Class which commenced operations on 6/30/98.

(3) Represents an investment in the Adviser Class which commenced operations 1/10/01.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              11
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

SMALL CAP GROWTH PORTFOLIO
COMMON STOCKS (99.3%)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
AUTO & TRANSPORTATION (1.3%)
*JetBlue Airways Corp.                                  34,700   $      962
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY (28.4%)
*Abercrombie & Fitch Co., Class A                       12,400          372
*Alliance Gaming Corp.                                  16,700          251
*Arbitron, Inc.                                         29,350          930
*Career Education Corp.                                  9,150          448
*Chicago Pizza & Brewery, Inc.                          29,300          206
*Chico's FAS, Inc.                                      33,000          660
*Corporate Executive Board Co. (The)                    58,400        2,080
*Cost Plus, Inc.                                        10,900          287
*DeVry, Inc.                                            33,600          627
*Dick's Sporting Goods, Inc.                            40,500          928
Fred's, Inc.                                            28,337          789
*GTECH Holdings Corp.                                   52,660        1,720
*HOT Topic, Inc.                                        29,150          680
*Hotels.com, Class A                                     9,400          542
*J. Jill Group, Inc.                                    61,325          711
*Krispy Kreme Doughnuts, Inc.                           16,050          544
*Leapfrog Enterprises, Inc.                             36,200          863
Media General, Inc., Class A                            18,850          928
*Orient-Express Hotels Ltd., Class A                    35,100          343
*P.F. Chang's China Bistro, Inc.                        15,950          590
*Penn National Gaming, Inc.                             40,550          720
Pulitzer, Inc.                                          17,315          754
*R.H. Donnelley Corp.                                   16,900          502
Radio One, Inc., Class A                                53,350          706
*Sonic Corp.                                            55,750        1,419
*Station Casinos, Inc.                                  18,200          384
Strayer Education, Inc.                                 10,350          568
*Tractor Supply Co.                                     24,000          793
*Westwood One, Inc.                                     16,075          502
XM Satellite Radio Holdings, Inc.                       30,000          177
---------------------------------------------------------------------------
GROUP TOTAL                                                          21,024
---------------------------------------------------------------------------
CONSUMER STAPLES (2.2%)
*Del Monte Foods Co.                                    53,800          401
*International Multifoods Corp.                          9,400          182
*J & J Snack Foods Corp.                                34,270        1,039
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,622
---------------------------------------------------------------------------
FINANCIAL SERVICES (11.8%)
*Affiliated Managers Group, Inc.                        16,700          694
Doral Financial Corp.                                   44,850        1,585
Hilb, Rogal & Hamilton Co.                              29,000          906
*Interactive Data Corp.                                172,300        2,414
*Investment Technology Group, Inc.                      14,400          201
Provident Financial Services, Inc.                      43,000          680

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
*Southwest Bancorp of Texas, Inc.                       23,100   $      694
Stancorp Financial Group, Inc.                          21,900        1,129
Texas Regional Bancshares, Inc.                          6,160          186
WP Stewart & Co., Ltd.                                  13,850          236
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,725
---------------------------------------------------------------------------
HEALTH CARE (16.6%)
*Accredo Health, Inc.                                   34,912          850
*Allos Therapeutics, Inc.                               73,350          293
*Amylin Pharmaceuticals, Inc.                           25,800          418
*Apria Healthcare Group, Inc.                           33,500          783
*Celgene Corp.                                          17,750          463
*Charles River Laboratories International, Inc.         24,500          625
*Community Health Systems, Inc.                         15,100          309
Cooper Cos., Inc.                                       28,400          849
*CV Therapeutics, Inc.                                  11,350          205
*Dendreon Corp.                                         41,400          194
*Eclipsys Corp.                                         45,700          364
*Gen-Probe, Inc.                                        16,300          369
*Inveresk Research Group, Inc.                          10,900          159
*Martek Biosciences Corp.                               20,700          590
*Neurocrine Biosciences, Inc.                            4,350          182
*NPS Pharmaceuticals, Inc.                              44,500          688
*Pharmaceutical Resources, Inc.                          9,600          408
Regeneron Pharmaceuticals, Inc.                         28,500          214
*Specialty Laboratories, Inc.                           46,180          388
*Stericycle, Inc.                                       32,750        1,231
*Taro Pharmaceutical Industries Ltd.                    25,350          970
Techne Corp.                                            15,150          313
*Telik, Inc.                                            66,250          891
*Trimeris, Inc.                                         12,950          533
---------------------------------------------------------------------------
GROUP TOTAL                                                          12,289
---------------------------------------------------------------------------
MATERIALS & PROCESSING (1.0%)
Albemarle Corp.                                         29,600          721
---------------------------------------------------------------------------
OTHER ENERGY (6.9%)
Chesapeake Energy Corp.                                121,800          957
*Evergreen Resources, Inc.                               8,700          394
Frontier Oil Corp.                                      27,800          475
*Grey Wolf, Inc.                                       182,400          719
*Lone Star Technologies                                 24,200          511
*Patterson-UTI Energy, Inc.                             22,300          722
*Pioneer Natural Resources Co.                          54,700        1,373
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,151
---------------------------------------------------------------------------
PRODUCER DURABLES (6.6%)
*Actuant Corp., Class A                                  5,400          190
*Alliant Techsystems, Inc.                              10,100          546

    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH PORTFOLIO

12
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
PRODUCER DURABLES (CONT'D)
*Cymer, Inc.                                            10,200   $      241
*Fisher Scientific International, Inc.                  21,150          591
*Griffon Corp.                                          14,450          186
*Maverick Tube Corp.                                    37,550          699
*Moog, Inc., Class A                                    19,600          600
*MTC Technologies, Inc.                                 13,000          251
*NVR, Inc.                                               3,700        1,217
*United Defense Industries, Inc.                        16,550          358
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,879
---------------------------------------------------------------------------
TECHNOLOGY (22.9%)
*Actel Corp.                                            10,900          186
*American Tower Corp., Class A                          33,400          184
*Amphenol Corp., Class A                                 6,300          257
*ASM International N.V.                                 29,400          293
*Checkfree Corp.                                         8,400          189
*Cognizant Technology Solutions Corp.                    5,600          377
*Cray, Inc.                                             24,900          165
*Emulex Corp.                                           33,600          643
*Exar Corp.                                             28,850          367
*Extreme Networks, Inc.                                 72,775          315
*Forrester Research, Inc.                               55,750          787
Global Payments, Inc.                                   35,450        1,082
*Hyperion Solutions Corp.                               15,950          387
*Imation Corp.                                          10,850          404
*Informatica Corp.                                      87,020          561
*Integrated Circuit Systems, Inc.                        7,800          169
*Internet Security Systems, Inc.                        16,900          168
*Intersil Corp., Class A                                34,300          534
*J. D. Edwards & Co.                                    38,650          426
*Kopin Corp.                                            37,350          188
*Legato Systems, Inc.                                   27,400          141
*Marvell Technology Group Ltd.                          22,850          484
*McData Corp., Class A                                  16,400          141
*Mercury Interactive Corp.                              21,250          631
*Micrel, Inc.                                           24,450          225
*Micromuse, Inc.                                        83,800          436
*Neoforma, Inc.                                         68,910          872
*NetIQ Corp.                                            21,700          242
*Network Associates, Inc.                               27,600          381
*Omnivision Technologies, Inc.                           9,600          199
*Quest Software, Inc.                                   45,650          411
*Red Hat, Inc.                                          60,300          327
*Rudolph Technologies, Inc.                             14,900          215
*SanDisk Corp.                                          18,500          311
*Secure Computing Corp.                                 32,200          119
*Silicon Laboratories, Inc.                             12,700          332

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
*Skyworks Solutions, Inc.                               51,790   $      323
*SRA International, Inc.                                12,025          285
*Storage Technology Corp.                               15,700          318
*Tibco Software, Inc.                                  112,600          473
*United Online, Inc.                                    15,400          266
*UTStarcom, Inc.                                        16,000          320
*Verint Systems, Inc.                                   20,100          340
*VeriSign, Inc.                                         46,500          406
*Vignette Corp.                                        376,600          572
*Webmethods, Inc.                                       30,900          282
*Western Digital Corp.                                  30,800          279
---------------------------------------------------------------------------
GROUP TOTAL                                                          17,013
---------------------------------------------------------------------------
UTILITIES (1.6%)
*Commonwealth Telephone Enterprises, Inc.               15,500          602
*IDT Corp., Class B                                     41,450          625
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,227
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $78,497)                                   73,613
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       -------
SHORT-TERM INVESTMENT (0.7%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
**J.P. Morgan Securities, Inc., 1.25%, dated 3/31/03,
 due 4/1/03 (Cost $513)                                $   513          513
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $79,010)                                                      74,126
---------------------------------------------------------------------------
                                                         VALUE
                                                         (000)
---------------------------------------------------------------------------
OTHER ASSETS (0.5%)
Cash                                                         1
Receivable for Investments Sold                            375
Dividends Receivable                                        10
Other                                                        1          387
---------------------------------------------------------------------------
LIABILITIES (-0.5%)
Payable for Investment Advisory Fees                      (179)
Payable for Investments Purchased                         (171)
Payable for Administration Fees                            (12)
Payable for Trustees' Fees and Expenses                     (9)
Payable for Custodian Fees                                  (6)
Other Liabilities                                          (25)        (402)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                $   74,111
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

SMALL CAP GROWTH PORTFOLIO

                                                                              13
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                                      (000)
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $  206,302
 Undistributed Net Investment Income (Accumulated Net
   Investment Loss)                                                    (379)
 Accumulated Net Realized Gain (Loss)                              (126,928)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                        (4,884)
---------------------------------------------------------------------------
NET ASSETS                                                       $   74,111
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                       $   73,900
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 3,630,546 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $    20.36
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS                                                       $      211
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 10,400 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                         $    20.27
---------------------------------------------------------------------------

*  Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

14
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

STRATEGIC SMALL VALUE PORTFOLIO

The Strategic Small Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of domestic companies with equity capitalizations generally in the range of companies included in the Russell 2000 Value Index. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
STRATEGIC SMALL VALUE PORTFOLIO

                                              Six       One        Since
                                            Months      Year     Inception
------------------------------------------------------------------------------
Institutional Class (1)                      0.33%    (22.15%)     1.20%
------------------------------------------------------------------------------
Russell 2000 Value Index**                  (0.41%)   (23.27%)     3.95%
------------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Russell 2000 Value Index, an unmanaged market index. Index since inception performance is from 6/30/00.

(1) Represents an investment in the Institutional class which commenced operations on 6/30/00.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              15
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

STRATEGIC SMALL VALUE PORTFOLIO
COMMON STOCKS (96.5%)

                                                                      VALUE
                                                          SHARES      (000)
---------------------------------------------------------------------------
BASIC RESOURCES (3.5%)
*AK Steel Holding Corp.                                   14,800   $     48
Albemarle Corp.                                            2,700         66
Bowater, Inc.                                              5,000        186
Cambrex Corp.                                              2,500         60
*Crown Holdings, Inc.                                     18,600        105
Engelhard Corp.                                            4,400         94
*GrafTech International Ltd.                              35,100        100
*Hercules, Inc.                                            5,400         47
*Smurfit-Stone Container Corp.                            15,600        208
Solutia, Inc.                                             11,100         17
*Steel Dynamics, Inc.                                     12,400        144
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,075
---------------------------------------------------------------------------
BEVERAGE & HOUSEHOLD PRODUCTS (0.5%)
*Playtex Products, Inc.                                   20,300        164
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY (0.3%)
*O'Charley's, Inc.                                         4,700         90
---------------------------------------------------------------------------
CONSUMER DURABLES (5.0%)
*Beazer Homes USA, Inc.                                    2,200        129
BorgWarner, Inc.                                           1,700         81
*Furniture Brands International, Inc.                      9,200        180
KB Home                                                    3,300        150
*Mohawk Industries, Inc.                                   3,800        182
*Racing Champions Corp.                                   11,200        172
Standard Pacific Corp.                                     6,800        173
*Strattec Security Corp.                                   5,500        242
Superior Industries International, Inc.                    2,600         95
*Tower Automotive, Inc.                                   22,000         52
Winnebago Industries, Inc.                                 3,400         93
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,549
---------------------------------------------------------------------------
CONSUMER SERVICES (3.4%)
Action Performance Cos., Inc.                              8,600        182
*Argosy Gaming Co.                                        15,000        300
Gray Television, Inc.                                     14,600        131
*GTECH Holdings Corp.                                      4,800        157
*SCP Pool Corp.                                            9,700        288
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,058
---------------------------------------------------------------------------
ENERGY (6.5%)
Chesapeake Energy Corp.                                   28,000        220
Core Laboratories NV                                       9,800        102
*Forest Oil Corp.                                          6,700        150
*Grey Wolf, Inc.                                          53,800        212
*Key Energy Services, Inc.                                24,300        245
MDU Resources Group, Inc.                                  3,300         92
New Jersey Resources Corp.                                 4,800        157

                                                                      VALUE
                                                          SHARES      (000)
---------------------------------------------------------------------------
*Oil States International, Inc.                            6,000   $     72
*Pride International, Inc.                                 8,100        109
St. Mary Land & Exploration Co.                            6,700        168
Superior Energy Services, Inc.                            10,200         87
*Ultra Petroleum Corp.                                     6,600         58
*W-H Energy Services, Inc.                                11,100        190
*Westport Resources Corp.                                  7,800        157
---------------------------------------------------------------------------
GROUP TOTAL                                                           2,019
---------------------------------------------------------------------------
FINANCIAL SERVICES (26.2%)
*Affiliated Managers Group, Inc.                           6,000        249
American Financial Group, Inc.                             7,300        145
Associated Bancorp                                         5,680        184
AvalonBay Communities, Inc. REIT                           3,100        114
*Banknorth Group, Inc.                                    12,700        277
BRE Properties, Inc., Class A REIT                         2,000         59
Brookline Bancorp, Inc.                                   15,800        198
Camden Property Trust REIT                                 2,500         81
*Catellus Development Corp. REIT                          10,300        216
CBL & Associates Properties, Inc. REIT                     1,800         73
Colonial BancGroup, Inc. (The)                            16,000        180
Cullen/Frost Bankers, Inc.                                 5,700        173
Developers Diversified Realty Corp. REIT                   8,200        198
Doral Financial Corp.                                      5,400        191
Downey Financial Corp.                                       900         35
East West Bancorp, Inc.                                    2,300         71
Everest Re Group Ltd.                                      4,900        280
F.N.B. Corp.                                               2,500         72
First Midwest Bancorp., Inc.                               2,300         59
*First Niagara Financial Group, Inc.                      26,300        309
FirstMerit Corp.                                           1,200         22
GATX Corp.                                                 4,800         70
General Growth Properties, Inc. REIT                       3,300        178
Harleysville Group, Inc.                                   9,200        230
Health Care REIT, Inc.                                     3,900        102
Hibernia Corp., Class A                                   15,500        263
Hilb, Rogal & Hamilton Co.                                 6,800        212
Horace Mann Educators Corp.                                6,300         83
Hub International Ltd.                                     6,900         93
Independence Community Bank Corp.                          2,900         77
*Infinity Property & Casualty Corp.                        9,300        170
Kilroy Realty Corp. REIT                                   6,800        150
Mercantile Bankshares Corp.                                4,200        143
*Ohio Casualty Corp.                                      21,600        279
Pan Pacific Retail Properties, Inc. REIT                   2,100         79
*Philadelphia Consolidated Holding Corp.                   1,300         47
Phoenix Co., Inc.                                         14,600        106
Platinum Underwriters Holdings Ltd.                        8,400        213

    The accompanying notes are an integral part of the financial statements.

STRATEGIC SMALL VALUE PORTFOLIO

16
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                          SHARES      (000)
---------------------------------------------------------------------------
FINANCIAL SERVICES (CONT'D)
Prentiss Properties Trust REIT                             3,300   $     89
Protective Life Corp.                                      4,400        126
Provident Financial Group, Inc.                            7,900        168
PS Business Parks, Inc. REIT                               4,900        146
Reckson Associates Realty Corp., Class B, REIT             4,700         91
Reinsurance Group of America                               1,200         32
RLI Corp.                                                  3,700         99
Rouse Co. (The) REIT                                       6,900        238
Scottish Annuity & Life Holdings Ltd.                     17,300        301
Selective Insurance Group                                  4,000         98
Sky Financial Group, Inc.                                 16,600        327
SL Green Realty Corp. REIT                                 3,100         95
Stancorp Financial Group, Inc.                             2,400        124
Trizec Properties, Inc. REIT                              14,400        122
Trustmark Corp.                                            3,500         83
United Dominion Realty Trust, Inc. REIT                    5,500         88
Universal Health Realty Income Trust REIT                  2,200         57
Webster Financial Corp.                                    4,800        169
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,134
---------------------------------------------------------------------------
FOOD & TOBACCO (1.9%)
*NBTY, Inc.                                               16,600        315
Pilgrim's Pride Corp.                                     17,000        135
*Smithfield Foods, Inc.                                    7,900        140
---------------------------------------------------------------------------
GROUP TOTAL                                                             590
---------------------------------------------------------------------------
HEALTH CARE (9.8%)
*American Medical Security Group, Inc.                     8,900        118
*Conceptus, Inc.                                          23,600        212
*Coventry Health Care, Inc.                               15,100        497
D&K Healthcare Resources, Inc.                             9,700        100
*ICOS Corp.                                               10,600        198
*InterMune, Inc.                                          12,500        268
*LifePoint Hospitals, Inc.                                 3,400         85
*Medicines Co.                                            16,400        306
*Myriad Genetics, Inc.                                     3,600         36
*Noven Pharmaceuticals, Inc.                               7,700        109
Regeneration Technologies, Inc.                           23,800        214
*Respironics, Inc.                                         5,700        196
*Telik, Inc.                                              16,500        222
*Therasense, Inc.                                         19,400        130
*Trimeris, Inc.                                            5,500        226
*Vertex Pharmaceuticals, Inc.                             11,300        126
---------------------------------------------------------------------------
GROUP TOTAL                                                           3,043
---------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (13.9%)
*Agco Corp.                                                8,800        142
Albany International Corp., Class A                        9,600        220

                                                                      VALUE
                                                          SHARES      (000)
---------------------------------------------------------------------------
*Allied Waste Industries, Inc.                             4,500   $     36
Arkansas Best Corp.                                        5,700        145
*Atlantic Coast Airlines Holdings, Inc.                   12,200         76
*BISYS Group, Inc. (The)                                   9,100        148
*Casella Waste Systems, Inc., Class A                     22,100        182
Circor International, Inc.                                10,400        141
Cummins, Inc.                                              4,200        103
Delta Air Lines, Inc.                                      6,300         56
*DRS Technologies, Inc.                                    9,200        230
*ExpressJet Holdings, Inc.                                 8,000         66
*Flowserve Corp.                                           4,800         56
*Frontier Airlines, Inc.                                  16,000         80
*Genesee & Wyoming, Inc., Class A                          9,000        139
Goodrich Corp.                                            12,200        172
*Insituform Technologies, Inc., Class A                   14,100        190
Interpool, Inc.                                            4,600         62
Minerals Technologies, Inc.                                4,600        175
*Navistar International Corp.                              9,100        224
*Pacer International, Inc.                                10,700        134
Pittston Brink's Group                                    17,300        240
Robbins & Myers, Inc.                                      6,100         82
*SCS Transportation, Inc.                                  9,000         95
*Tetra Technologies, Inc.                                  9,700        137
Texas Industries, Inc.                                     6,100        117
Tredegar Corp.                                            11,800        141
U.S. Freightways Corp.                                     7,800        197
*Wabash National Corp.                                    19,800        125
*Watson Wyatt & Co. Holdings, Inc.                         8,200        165
*Yellow Corp.                                             10,100        244
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,320
---------------------------------------------------------------------------
MATERIALS (0.4%)
*FMC Corp.                                                 8,400        132
---------------------------------------------------------------------------
RETAIL (5.6%)
*Champps Entertainment, Inc.                              14,300        120
Foot Locker, Inc.                                         24,600        263
Hughes Supply, Inc.                                        6,200        144
Kellwood Co.                                               3,300         96
*Linens 'N Things, Inc.                                    7,200        146
Oshkosh B'Gosh, Inc.                                       3,800         99
*Pacific Sunwear of California, Inc.                       8,000        163
*Stage Stores, Inc.                                       12,000        254
*Too, Inc.                                                 6,100        101
*Tuesday Morning Corp.                                     9,000        177
*Urban Outfitters, Inc.                                    8,100        182
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,745
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STRATEGIC SMALL VALUE PORTFOLIO

                                                                              17
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                          SHARES      (000)
---------------------------------------------------------------------------
TECHNOLOGY (13.1%)
*3Com Corp.                                               35,800   $    176
*Adtran, Inc.                                              2,500         90
*Aeroflex, Inc.                                           10,000         57
*Ascential Software Corp.                                  7,500         21
*Avnet, Inc.                                               9,800        103
*Axcelis Technologies, Inc.                               15,000         71
*Business Objects S.A., ADR                                4,300         70
*ChipPAC, Inc., Class A                                   21,800         78
*Cypress Semiconductor Corp.                              12,900         89
*Electronics for Imaging, Inc.                             5,800        103
*Entegris, Inc.                                           11,400        114
*Extreme Networks, Inc.                                   15,700         68
FactSet Research Systems, Inc.                             2,500         81
Henry (Jack) & Associates, Inc.                            6,400         68
*Hutchinson Technology, Inc.                               5,000        124
*Hyperion Solutions Corp.                                  1,900         46
Ikon Office Solutions, Inc.                               12,300         87
*Imation Corp.                                             3,800        141
*Informatica Corp.                                         9,100         59
*Integrated Circuit Systems, Inc.                          3,300         72
*Integrated Device Technology, Inc.                        9,800         78
*JDA Software Group, Inc.                                  6,100         62
*Kulicke & Soffa Industries, Inc.                         13,500         64
*Legato Systems, Inc.                                     11,500         59
*Maxtor Corp.                                             16,900         95
*Micromuse, Inc.                                          11,500         60
Mykrolis Corp.                                             8,200         68
Netscreen Technologies, Inc.                               3,200         54
*Overland Storage, Inc.                                    6,600         95
*Perot Systems Corp.                                       2,000         20
*Photronics, Inc.                                          9,400        112
*Pinnacle Systems, Inc.                                   20,600        214
*Polycom, Inc.                                             7,800         63
*Quantum Corp.                                            13,200         48
*Rainbow Technologies, Inc.                               12,400        117
*Retek, Inc.                                              17,600        102
*RF Micro Devices, Inc.                                   11,300         68
*SanDisk Corp.                                             9,100        153
*Silicon Laboratories, Inc.                                2,600         68
*Skyworks Solutions, Inc.                                 14,400         90
*Standard Micosystems Corp.                                3,000         46
*Sybase, Inc.                                              5,600         72
*Synaptics, Inc.                                          16,800        126
*Tech Data Corp.                                           3,400         81

                                                                      VALUE
                                                          SHARES      (000)
---------------------------------------------------------------------------
*Ultratech Stepper, Inc.                                   4,500   $     54
*Varian Semiconductor Equipment Associates, Inc.           3,400         69
*Varian, Inc.                                              1,200         34
*Webmethods, Inc.                                          7,900         72
*Western Digital Corp.                                    13,700        124
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,086
---------------------------------------------------------------------------
UTILITIES (6.4%)
Allete, Inc.                                               8,500        177
Cleco Corp.                                               13,900        174
Energen Corp.                                              6,500        208
OGE Energy Corp.                                          10,700        192
ONEOK, Inc.                                               19,200        352
Philadelphia Suburban Corp.                               12,300        270
Southwest Gas Corp.                                       10,400        212
*Southwestern Energy Co.                                   5,400         71
WGL Holdings, Inc.                                        12,100        321
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,977
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $30,966)                                   29,982
---------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
                                                          ------
SHORT-TERM INVESTMENT (5.2%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.2%)
**J.P. Morgan Securities, Inc., 1.25%, dated 3/31/03,
 due 4/1/03 (Cost $1,600)                                 $1,600      1,600
---------------------------------------------------------------------------
TOTAL INVESTMENTS (101.7%) (Cost $32,566)                            31,582
---------------------------------------------------------------------------
                                                           VALUE
                                                           (000)
---------------------------------------------------------------------------
OTHER ASSETS (1.6%)
Cash                                                           1
Receivable for Investments Sold                              475
Dividends Receivable                                          30        506
---------------------------------------------------------------------------
LIABILITIES (-3.3%)
Payable for Investments Purchased                           (948)
Payable for Investment Advisory Fees                         (50)
Payable for Custodian Fees                                   (10)
Payable for Administration Fees                               (6)
Other Liabilities                                            (12)    (1,026)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                  $ 31,062
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

STRATEGIC SMALL VALUE PORTFOLIO

18
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                                      (000)
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                   $ 34,527
 Undistributed (Distributions in Excess of) Net
   Investment Income                                                     21
 Accumulated Net Realized Gain (Loss)                                (2,502)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                          (984)
---------------------------------------------------------------------------
NET ASSETS                                                         $ 31,062
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                         $ 31,062
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 3,154,610 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $   9.85
---------------------------------------------------------------------------

*    Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt
REIT Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                                                              19
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

U.S. MID CAP CORE PORTFOLIO

The U.S. Mid Cap Core Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
U.S. MID CAP CORE PORTFOLIO

                                    Six       One       Five       Since
                                   Months     Year      Years    Inception
------------------------------------------------------------------------------
Institutional Class (1)            2.00%     (32.99%)   (1.87%)    12.59%
------------------------------------------------------------------------------
Investment Class (2)               1.94%     (33.06%)   (2.01%)     7.84%
------------------------------------------------------------------------------
Adviser Class (3)                  1.93%     (33.14%)       --     (2.59%)
------------------------------------------------------------------------------
S&P 400 MidCap Index**             1.18%     (23.42%)    3.28%     12.76%
------------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the S&P 400 MidCap Index, an unmanaged market index. Index since inception performance is from 12/30/94.

(1) Represents an investment in the Institutional Class which commenced operations on 12/30/94.

(2) Represents an investment in the Investment Class which commenced operations 5/10/96.

(3) Represents an investment in the Adviser Class which commenced operations 7/17/98.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

20
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

U.S. MID CAP CORE PORTFOLIO
COMMON STOCKS (99.8%)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
BASIC RESOURCES (4.9%)
Air Products & Chemicals, Inc.                           42,900   $    1,777
*AK Steel Holding Corp.                                 230,900          750
Bowater, Inc.                                            70,300        2,612
Eastman Chemical Co.                                     65,100        1,887
*GrafTech International Ltd.                            345,500          985
Harsco Corp.                                             70,900        2,162
*Hercules, Inc.                                          12,300          107
IMC Global, Inc.                                        125,700        1,209
Lyondell Chemical Co.                                   125,500        1,751
Olin Corp.                                              183,200        3,329
*Packaging Corp. of America                              39,300          708
*Pactiv Corp.                                           129,700        2,633
Rohm & Haas Co.                                          27,300          813
RPM International, Inc.                                 144,700        1,519
Sonoco Products Co.                                     134,700        2,819
*W.R. Grace & Co.                                       187,500          278
----------------------------------------------------------------------------
GROUP TOTAL                                                           25,339
----------------------------------------------------------------------------
BEVERAGE & HOUSEHOLD PRODUCTS (0.8%)
Adolph Coors Co., Class B                                16,500          800
*International Flavors & Fragrances, Inc.                55,600        1,729
Pepsi Bottling Group, Inc.                               89,100        1,597
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,126
----------------------------------------------------------------------------
CONSUMER DURABLES (2.7%)
*Activision, Inc.                                        69,300        1,001
ArvinMeritor, Inc.                                      112,100        1,568
Hasbro, Inc.                                            155,300        2,157
*Lear Corp.                                              59,400        2,100
Ryland Group, Inc.                                       28,100        1,214
*SPX Corp.                                              174,100        5,947
----------------------------------------------------------------------------
GROUP TOTAL                                                           13,987
----------------------------------------------------------------------------
CONSUMER SERVICES (4.7%)
*Adelphia Communications Corp., Class A                 935,300          168
*ARAMARK Corp., Class B                                  70,300        1,610
*Bally Total Fitness Holding Corp.                      743,100        3,767
*DoubleClick, Inc.                                      319,600        2,483
*Education Management Corp.                              17,798          708
*GTECH Holdings Corp.                                   159,000        5,193
*Harrah's Entertainment, Inc.                            59,600        2,128
Media General, Inc., Class A                             20,300        1,000
*Metro-Goldwyn-Mayer, Inc.                              271,700        2,853
*Park Place Entertainment Corp.                          80,100          570
Readers Digest Association (The), Inc., Class A         179,400        1,832
*Westwood One, Inc.                                      54,700        1,709
----------------------------------------------------------------------------
GROUP TOTAL                                                           24,021
----------------------------------------------------------------------------

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
ENERGY (8.9%)
Apache Corp.                                             27,660   $    1,708
*Cooper Cameron Corp.                                    93,900        4,649
ENSCO International, Inc.                                50,800        1,296
Equitable Resources, Inc.                               123,700        4,640
*FMC Technologies, Inc.                                  72,200        1,386
Global SantaFe Corp.                                    245,795        5,076
KeySpan Corp.                                             5,900          190
Murphy Oil Corp.                                         27,500        1,215
*Noble Corp.                                            166,200        5,222
*Pride International, Inc.                               39,900          538
Schlumberger Ltd.                                        79,900        3,037
*Smith International, Inc.                               86,900        3,062
Sunoco, Inc.                                             20,300          742
Valero Energy Corp.                                      72,000        2,979
*Varco International, Inc.                               59,500        1,089
*Weatherford International Ltd.                          49,900        1,885
XTO Energy, Inc.                                        353,733        6,721
----------------------------------------------------------------------------
GROUP TOTAL                                                           45,435
----------------------------------------------------------------------------
FINANCIAL SERVICES (18.9%)
*Affiliated Managers Group, Inc.                         76,100        3,164
*Allmerica Financial Corp.                              223,000        3,129
American Financial Group, Inc.                           49,800          989
*AmeriCredit Corp.                                      214,100          707
AON Corp.                                                82,600        1,708
*Banknorth Group, Inc.                                  233,700        5,097
Charter One Financial, Inc.                             151,717        4,197
Colonial BancGroup, Inc. (The)                          125,900        1,416
Comerica, Inc.                                          125,900        4,769
Compass Bancshares, Inc.                                105,100        3,287
Cullen/Frost Bankers, Inc.                               84,400        2,564
Everest Re Group Ltd.                                    67,700        3,873
FirstMerit Corp.                                         21,900          404
GATX Corp.                                              113,700        1,646
Hartford Financial Services Group, Inc.                 148,800        5,251
Hibernia Corp., Class A                                 132,000        2,239
Independence Community Bank Corp.                        61,000        1,613
Investors Financial Services Corp.                       53,700        1,308
Lehman Brothers Holdings, Inc.                           74,500        4,302
Lincoln National Corp.                                   56,000        1,568
*Loews Corp.                                             67,000        2,669
M & T Bank Corp.                                         22,700        1,784
MBIA, Inc.                                               28,450        1,099
Mellon Financial Corp.                                  342,400        7,279
Mercantile Bankshares Corp.                              71,900        2,440
National Commerce Financial Corp.                       106,300        2,519
*Ohio Casualty Corp.                                    124,800        1,612

    The accompanying notes are an integral part of the financial statements.

U.S. MID CAP CORE PORTFOLIO

                                                                              21
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
FINANCIAL SERVICES (CONT'D)
Old Republic International Corp.                         62,600   $    1,675
Platinum Underwriters Holdings Ltd.                     123,800        3,138
PMI Group (The), Inc.                                   121,700        3,109
Provident Financial Group, Inc.                          28,000          594
Radian Group, Inc.                                      207,100        6,913
Sky Financial Group, Inc.                                73,400        1,444
Waddell & Reed Financial, Inc.                           45,900          807
Willis Group Holdings Ltd.                               53,500        1,482
Zions Bancorp                                           111,200        4,757
----------------------------------------------------------------------------
GROUP TOTAL                                                           96,552
----------------------------------------------------------------------------
FOOD & TOBACCO (1.6%)
Loews Corp. -- Carolina Group                           122,900        2,274
R.J. Reynolds Tobacco Holdings, Inc.                     35,500        1,145
Sara Lee Corp.                                           79,200        1,481
*Smithfield Foods, Inc.                                 128,000        2,268
Tyson Foods, Inc., Class A                              117,177          908
----------------------------------------------------------------------------
GROUP TOTAL                                                            8,076
----------------------------------------------------------------------------
HEALTH CARE (16.0%)
*Anthem, Inc.                                           125,000        8,281
*Barr Laboratories, Inc.                                 90,800        5,176
*Caremark Rx, Inc.                                      331,700        6,020
*Cephalon, Inc.                                         100,100        3,998
*Covance, Inc.                                           86,700        2,005
*Coventry Health Care, Inc.                              64,600        2,125
*Express Scripts, Inc., Class A                          33,300        1,854
*Gilead Sciences, Inc.                                  167,000        7,012
*ICOS Corp.                                             196,100        3,669
*Idec Pharmaceuticals Corp.                             185,300        6,378
*InterMune, Inc.                                        217,900        4,674
*Laboratory Corp. of America Holdings                    91,300        2,707
*LifePoint Hospitals, Inc.                               54,500        1,369
*Medicines Co.                                          202,500        3,775
*St. Jude Medical, Inc.                                 108,300        5,280
*Steris Corp.                                           182,100        4,764
*Telik, Inc.                                            167,200        2,247
*Trimeris, Inc.                                          97,900        4,032
*Universal Health Services, Inc., Class B                91,300        3,722
*Varian Medical Systems, Inc.                            16,100          868
*Vertex Pharmaceuticals, Inc.                           179,800        1,999
----------------------------------------------------------------------------
GROUP TOTAL                                                           81,955
----------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (11.8%)
*AGCO Corp.                                             163,500        2,632
*Allied Waste Industries, Inc.                          152,100        1,215
*BearingPoint, Inc.                                     357,300        2,276
*BISYS Group, Inc. (The)                                458,200        7,478

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
CNF, Inc.                                                79,800   $    2,430
*Concord EFS, Inc.                                      850,200        7,992
*Cooper Industries Ltd., Class A                         70,600        2,521
*CSG Systems International, Inc.                         33,800          293
Federal Signal Corp.                                    186,100        2,643
*Flowserve Corp.                                         51,600          601
Goodrich Corp.                                          139,900        1,967
Kennametal, Inc.                                         74,700        2,101
Lockheed Martin Corp.                                    34,900        1,660
Manpower, Inc.                                           90,000        2,689
*Navistar International Corp.                           224,100        5,515
Northrop Grumman Corp.                                   25,400        2,179
Parker-Hannifin Corp.                                    84,800        3,285
Pittston Brink's Group                                  216,500        3,001
*Robert Half International, Inc.                        118,200        1,573
*Swift Transportation Co., Inc.                          48,000          768
Tecumseh Products Co., Class A                           37,300        1,529
*United Rentals, Inc.                                   367,600        3,536
*Yellow Corp.                                            29,700          717
----------------------------------------------------------------------------
GROUP TOTAL                                                           60,601
----------------------------------------------------------------------------
RETAIL (6.6%)
*Abercrombie & Fitch Co., Class A                        85,600        2,571
*Barnes & Noble, Inc.                                   132,900        2,524
BJ's Wholesale Club, Inc.                                77,800          879
*Borders Group, Inc.                                    194,500        2,859
CBRL Group, Inc.                                         81,700        2,243
*CDW Computer Centers, Inc.                              38,000        1,550
Darden Restaurants, Inc.                                 97,500        1,740
*Dollar Tree Stores, Inc.                               194,808        3,877
*Federated Department Stores, Inc.                      104,600        2,931
Foot Locker, Inc.                                       273,000        2,921
*Kohl's Corp.                                            37,600        2,127
*Kroger Co.                                             121,400        1,596
*Linens 'N Things, Inc.                                 158,400        3,219
*Michaels Stores, Inc.                                   35,000          875
Pier 1 Imports, Inc.                                     34,900          554
*Williams-Sonoma, Inc.                                   50,300        1,097
----------------------------------------------------------------------------
GROUP TOTAL                                                           33,563
----------------------------------------------------------------------------
TECHNOLOGY (13.3%)
*3Com Corp.                                             517,000        2,549
*Accenture Ltd., Class A                                205,100        3,179
*Affiliated Computer Services, Inc., Class A             87,100        3,855
*Avnet, Inc.                                            693,800        7,271
*Business Objects S.A., ADR                              75,800        1,239
*Ceridian Corp.                                         123,300        1,724
*Compuware Corp.                                        507,200        1,719

    The accompanying notes are an integral part of the financial statements.

U.S. MID CAP CORE PORTFOLIO

22
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
*Cypress Semiconductor Corp.                            232,400   $    1,603
*DST Systems, Inc.                                      306,400        8,334
*Fairchild Semiconductor International Corp., Class
 A                                                      296,600        3,102
*Integrated Device Technology, Inc.                     479,700        3,809
*Internet Security Systems, Inc.                         60,000          596
Intersil Corp., Class A                                 144,400        2,247
*Lam Research Corp.                                      65,400          745
*Legato Systems, Inc.                                   179,400          920
Microchip Technology, Inc.                               23,900          476
*Peoplesoft, Inc.                                       207,300        3,172
*Peregrine Systems, Inc.                                270,500          105
*Polycom, Inc.                                          374,300        3,024
*Powerwave Technologies, Inc.                            94,900          323
*Quest Software, Inc.                                    80,800          727
*RF Micro Devices, Inc.                                 169,800        1,024
*Semtech Corp.                                           88,700        1,344
*Siebel Systems, Inc.                                   405,800        3,250
*Solectron Corp.                                        271,100          819
*SunGard Data Systems, Inc.                              60,700        1,293
*Tech Data Corp.                                        129,800        3,107
*Teradyne, Inc.                                          54,100          630
*Veritas Software Corp.                                 191,100        3,359
*Vishay Intertechnology, Inc.                           226,200        2,303
----------------------------------------------------------------------------
GROUP TOTAL                                                           67,848
----------------------------------------------------------------------------
UTILITIES (9.6%)
Allegheny Energy, Inc.                                1,545,000        9,595
Ameren Corp.                                             98,700        3,854
American Electric Power Co., Inc.                        99,500        2,274
*Broadwing, Inc.                                         86,500          346
*Calpine Corp.                                        2,128,500        7,024
DQE, Inc.                                               147,600        1,799
DTE Energy Co.                                           33,500        1,295
*Edison International                                   259,700        3,555
Enbridge Energy Management LLC                           20,729          825
Energy East Corp.                                       174,100        3,099
*Exelon Corp.                                           108,400        5,464
*Kinder Morgan Management LLC                            72,660        2,351
Nicor, Inc.                                              22,800          623
*Reliant Resources, Inc.                                155,500          554
Sempra Energy Co.                                       114,800        2,865

                                                                       VALUE
                                                         SHARES        (000)
----------------------------------------------------------------------------
*Sprint Corp. (PCS Group)                               404,200   $    1,762
Triton PCS Holdings, Inc., Class A                      745,300        1,640
----------------------------------------------------------------------------
GROUP TOTAL                                                           48,925
----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $552,107)                                  510,428
----------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%) (Cost $552,107)                            510,428
----------------------------------------------------------------------------
                                                          VALUE
                                                          (000)
----------------------------------------------------------------------------
OTHER ASSETS (1.9%)
Receivable for Investments Sold                       $   9,252
Dividends Receivable                                        495
Receivable for Portfolio Shares Sold                          1
Other                                                        10        9,758
----------------------------------------------------------------------------
LIABILITIES (-1.7%)
Bank Overdraft Payable                                   (3,838)
Payable for Investments Purchased                        (3,443)
Payable for Investment Advisory Fees                     (1,108)
Payable for Administration Fees                             (76)
Payable for Trustees' Fees and Expenses                     (51)
Payable for Custodian Fees                                  (17)
Payable for Distribution Fees -- Adviser Class              (16)
Payable for Shareholder Servicing Fees -- Investment
 Class                                                       (2)
Other Liabilities                                          (104)      (8,655)
----------------------------------------------------------------------------
NET ASSETS (100%)                                                 $  511,531
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                  $  974,673
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                                306
 Accumulated Net Realized Gain (Loss)                               (421,769)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                        (41,679)
----------------------------------------------------------------------------
NET ASSETS                                                        $  511,531
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                        $  421,813
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 30,628,440 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $    13.77
----------------------------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------------------------
NET ASSETS                                                        $   14,328
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 1,046,368 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $    13.69
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

U.S. MID CAP CORE PORTFOLIO

                                                                              23
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------------------------
NET ASSETS                                                        $   75,390
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 5,503,811 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $    13.70
----------------------------------------------------------------------------

*   Non-income producing security
ADR American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

24
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

U.S. SMALL CAP CORE PORTFOLIO

The U.S. Small Cap Core Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of companies with capitalizations generally in the range of companies included in the Russell 2000 Index. The Portfolio may purchase stocks that typically do not pay dividends. Generally speaking, small and mid-capitalization stock prices experience a greater degree of market volatility than those of large-capitalization companies.

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
U.S. SMALL CAP CORE PORTFOLIO

                                        Six       One      Five     Ten
                                       Months    Year     Years    Years
-----------------------------------------------------------------------------
Institutional Class(1)                 1.98%    (21.89%)  (2.44%)   9.70%
-----------------------------------------------------------------------------
Adviser Class(3)                       1.89%    (22.08%)      --       --
-----------------------------------------------------------------------------
Russell 2000 Index**                   1.39%    (26.96%)  (4.12%)   6.22%
-----------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Russell 2000 Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 7/01/86.

(3) Represents an investment in the Adviser Class which commenced operations 1/22/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              25
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

U.S. SMALL CAP CORE PORTFOLIO
COMMON STOCKS (96.2%)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
BASIC RESOURCES (3.2%)
*AK Steel Holding Corp.                                216,100   $      702
Albany International Corp., Class A                    148,700        3,407
Boise Cascade Corp.                                     32,900          719
Bowater, Inc.                                           81,900        3,043
Cambrex Corp.                                           42,800        1,028
*FMC Corp.                                             135,100        2,118
*GrafTech International Ltd.                           542,700        1,547
*Hercules, Inc.                                         75,400          656
Solutia, Inc.                                          178,000          276
*Steel Dynamics, Inc.                                  120,100        1,399
---------------------------------------------------------------------------
GROUP TOTAL                                                          14,895
---------------------------------------------------------------------------
CONSUMER DURABLES (3.8%)
BorgWarner, Inc.                                        26,800        1,282
*Furniture Brands International, Inc.                  150,100        2,936
KB Home                                                 36,100        1,641
*MDC Holdings, Inc.                                     67,300        2,583
*Racing Champions Corp.                                184,700        2,835
Standard Pacific Corp.                                  90,400        2,306
Superior Industries International, Inc.                 41,200        1,501
*Tower Automotive, Inc.                                320,800          760
Winnebago Industries                                    52,200        1,420
---------------------------------------------------------------------------
GROUP TOTAL                                                          17,264
---------------------------------------------------------------------------
CONSUMER SERVICES (3.6%)
Action Performance Cos., Inc.                          130,000        2,749
*Alliance Atlantis Communications, Inc., Class B       187,200        1,544
*Argosy Gaming Co.                                     123,600        2,470
*Cumulus Media, Inc., Class A                          203,600        2,964
Gray Television, Inc.                                  233,200        2,099
*GTECH Holdings Corp.                                   72,800        2,378
*SCP Pool Corp.                                         71,900        2,136
---------------------------------------------------------------------------
GROUP TOTAL                                                          16,340
---------------------------------------------------------------------------
ENERGY (7.0%)
Chesapeake Energy Corp.                                456,600        3,589
*Cimarex Energy Co.                                    114,100        2,219
Core Laboratories NV                                   150,500        1,565
*Forest Oil Corp.                                      102,600        2,288
*Grey Wolf, Inc.                                       816,200        3,216
*Key Energy Services, Inc.                             372,200        3,752
*Oil States International, Inc.                        191,300        2,295
*Pride International, Inc.                             122,300        1,650
Rowan Cos., Inc.                                        97,400        1,915
St. Mary Land & Exploration Co.                         85,500        2,142
Superior Energy Services, Inc.                         155,100        1,326
*Ultra Petroleum Corp.                                 121,900        1,076
*W-H Energy Services, Inc.                             172,900        2,960

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
*Westport Resources Corp.                              120,500   $    2,428
@XTO Energy, Inc.                                            1           --
---------------------------------------------------------------------------
GROUP TOTAL                                                          32,421
---------------------------------------------------------------------------
FINANCIAL SERVICES (19.1%)
*Affiliated Managers Group, Inc.                        90,800        3,775
American Financial Group, Inc.                         110,700        2,197
Associated Bancorp.                                     83,600        2,703
BRE Properties, Inc., Class A REIT                      35,200        1,037
Brookline Bancorp, Inc.                                148,200        1,855
Camden Property Trust REIT                              41,800        1,354
*Catellus Development Corp. REIT                        92,900        1,951
Colonial BancGroup, Inc. (The)                         130,300        1,466
Cullen/Frost Bankers, Inc.                              62,300        1,893
Developers Diversified Realty Corp. REIT               124,800        3,014
Doral Financial Corp.                                   69,800        2,467
Downey Financial Corp.                                  31,400        1,237
East West Bancorp, Inc.                                 36,700        1,132
Everest Re Group Ltd.                                   42,500        2,431
F.N.B. Corp.                                            48,600        1,392
*Federal Home Loan Bank Discount Corp.                 198,300        2,330
First Midwest Bancorp., Inc.                            40,900        1,056
FirstMerit Corp.                                        38,900          717
GATX Corp.                                              89,300        1,293
Hibernia Corp., Class A                                182,500        3,095
Hilb, Rogal & Hamilton Co.                             103,100        3,221
Horace Mann Educators Corp.                             53,500          702
Independence Community Bank Corp.                       46,000        1,217
*Infinity Property & Casualty Corp.                    143,400        2,624
Kilroy Realty Corp. REIT                                89,800        1,985
Mercantile Bankshares Corp.                             36,700        1,246
*Ohio Casualty Corp.                                   286,000        3,695
Pan Pacific Retail Properties, Inc. REIT                23,900          905
*Philadelphia Consolidated Holding Corp.                26,400          950
Phoenix Co., Inc.                                      224,400        1,625
Platinum Underwriters Holdings Ltd.                    136,200        3,453
Prentiss Properties Trust REIT                          69,300        1,878
Protective Life Corp.                                    8,800          251
*Provident Financial Group, Inc.                       117,300        2,490
PS Business Parks, Inc. REIT                            50,400        1,499
Reinsurance Group of America                            30,300          796
RLI Corp.                                               57,000        1,532
Rouse Co. (The) REIT                                    82,900        2,864
Scottish Annuity & Life Holdings Ltd.                  187,000        3,258
Selective Insurance Group                               78,900        1,936
Sky Financial Group, Inc.                              258,600        5,087
Trizec Canada, Inc. REIT                               143,391        1,109
Trizec Properties, Inc. REIT                            19,500          166

    The accompanying notes are an integral part of the financial statements.

26
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)


Statement of Net Assets (cont'd)

U.S. SMALL CAP CORE PORTFOLIO


                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
FINANCIAL SERVICES (CONT'D)
United Dominion Realty Trust, Inc. REIT                 83,044   $    1,327
Universal Health Realty Income Trust REIT               35,900          930
Webster Financial Corp.                                 71,700        2,518
---------------------------------------------------------------------------
GROUP TOTAL                                                          87,659
---------------------------------------------------------------------------
FOOD & TOBACCO (2.3%)
*NBTY, Inc.                                            264,700        5,019
Pilgrim's Pride Corp.                                  179,500        1,432
*Smithfield Foods, Inc.                                104,200        1,846
Universal Corp.                                         59,600        2,251
---------------------------------------------------------------------------
GROUP TOTAL                                                          10,548
---------------------------------------------------------------------------
HEALTH CARE (14.6%)
*American Medical Security Group, Inc.                 171,400        2,269
*Caremark Rx, Inc.                                     213,500        3,875
*Cephalon, Inc.                                         91,000        3,635
*Conceptus, Inc.                                       382,100        3,439
*Covance, Inc.                                          68,000        1,572
*Coventry Health Care, Inc.                            233,100        7,669
*CTI Molecular Imaging, Inc.                            94,000        1,842
D&K Healthcare Resources, Inc.                         111,300        1,146
*Gen-Probe, Inc.                                        34,800          788
*HealtheTech, Inc.                                     237,350          370
*ICOS Corp.                                            163,000        3,050
*InterMune, Inc.                                       190,800        4,093
*LifePoint Hospitals, Inc.                              43,300        1,087
*Medicines Co.                                         282,200        5,260
*Myriad Genetics, Inc.                                  88,400          892
*Noven Pharmaceuticals, Inc.                           116,800        1,649
Regeneration Technologies, Inc.                        376,200        3,386
*Respironics, Inc.                                      87,800        3,018
*Steris Corp.                                          147,500        3,859
*Telik, Inc.                                           251,000        3,373
*Therasense, Inc.                                      332,600        2,222
*Trimeris, Inc.                                         81,900        3,373
*Universal Display Corp.                                98,700          807
*Universal Health Services, Inc., Class B               47,800        1,949
*Vertex Pharmaceuticals, Inc.                          147,300        1,638
Wilson Greatbatch Technologies, Inc.                    36,500        1,022
---------------------------------------------------------------------------
GROUP TOTAL                                                          67,283
---------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (11.6%)
*Agco Corp.                                            134,700        2,169
*Allied Waste Industries, Inc.                          71,800          574
Arkansas Best Corp.                                     92,200        2,344
*Atlantic Coast Airlines Holdings, Inc.                113,500          705
*Bisys Group, Inc. (The)                               165,700        2,704
Circor International, Inc.                               8,000          109

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
Cummins, Inc.                                           44,600   $    1,097
*DRS Technologies, Inc.                                146,800        3,671
*ExpressJet Holdings, Inc.                             159,600        1,309
*Flowserve Corp.                                        78,500          915
*Genesee & Wyoming, Inc., Class A                      136,500        2,116
Goodrich Corp.                                         186,200        2,618
*Insituform Technologies, Inc., Class A                271,100        3,646
Minerals Technologies, Inc.                             42,400        1,616
*Navistar International Corp.                          141,500        3,482
*Pacer International, Inc.                             179,800        2,253
*Perot Systems Corp.                                    41,500          426
Pittston Brink's Group                                 319,100        4,423
Robbins & Myers, Inc.                                  109,500        1,474
*SCS Transportation, Inc.                              153,500        1,624
Skywest, Inc.                                          127,400        1,313
*Tetra Technologies, Inc.                              149,600        2,115
Texas Industries, Inc.                                  96,200        1,850
Timco Aviation Services Co.                              7,646            2
U.S. Freightways Corp.                                 117,900        2,984
*Wabash National Corp.                                 321,800        2,027
*Yellow Corp.                                          154,100        3,718
---------------------------------------------------------------------------
GROUP TOTAL                                                          53,284
---------------------------------------------------------------------------
RETAIL (7.4%)
Foot Locker, Inc.                                      204,700        2,190
*GSI Commerce, Inc.                                     34,600           58
Linens 'N Things, Inc.                                 194,800        3,958
*O'Charleys, Inc.                                       71,700        1,375
*Pacific Sunwear of California, Inc.                   216,200        4,400
*Panera Bread Co., Class A                             107,700        3,284
*Quiksilver, Inc.                                      146,600        4,489
*Sonic Corp.                                            89,600        2,281
*Stage Stores, Inc.                                    158,400        3,355
*Too, Inc.                                             182,900        3,038
*Tuesday Morning Corp.                                 128,400        2,527
*Urban Outfitters, Inc.                                127,900        2,878
---------------------------------------------------------------------------
GROUP TOTAL                                                          33,833
---------------------------------------------------------------------------
TECHNOLOGY (17.8%)
*3Com Corp.                                            635,200        3,132
*Adtran, Inc.                                           38,900        1,397
*Aeroflex, Inc.                                        156,800          887
*Ascential Software Corp.                              112,500          315
*ATMI, Inc.                                             82,000        1,579
*Avnet, Inc.                                           137,900        1,445
*Axcelis Technologies, Inc.                            360,400        1,705
*Business Objects S.A., ADR                             65,800        1,076
*ChipPAC, Inc., Class A                                341,800        1,230

    The accompanying notes are an integral part of the financial statements.

                                                                              27
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)


Statement of Net Assets (cont'd)

U.S. SMALL CAP CORE PORTFOLIO


                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
TECHNOLOGY (CONT'D)
*Cognizant Technology Solutions Corp.                   29,600   $    1,994
*Cray, Inc.                                            199,200        1,319
*Cypress Semiconductor Corp.                           200,100        1,381
*Documentum, Inc.                                       82,200        1,078
*Electronics for Imaging, Inc.                          86,500        1,530
*Entegris, Inc.                                        215,100        2,142
*Extreme Networks, Inc.                                236,100        1,022
FactSet Research Systems, Inc.                          68,800        2,233
Henry (Jack) & Associates, Inc.                        127,800        1,353
*Hutchinson Technology, Inc.                            55,700        1,377
*Hyperion Solutions Corp.                               59,900        1,453
Ikon Office Solutions, Inc.                            223,700        1,588
*Imation Corp.                                          37,700        1,403
*Informatica Corp.                                     181,900        1,173
*Integrated Circuit Systems, Inc.                       51,600        1,120
*Integrated Device Technology, Inc.                    153,700        1,220
*JDA Software Group, Inc.                              115,100        1,164
*Kulicke & Soffa Industries, Inc.                      199,100          946
*Legato Systems, Inc.                                  201,100        1,032
*Macromedia, Inc.                                      112,800        1,363
*Maxtor Corp.                                          255,200        1,437
McData Corp., Class A                                  129,000        1,108
*Mentor Graphics Corp.                                 147,400        1,318
*Micromuse, Inc.                                       265,900        1,383
Mykrolis Corp.                                         141,100        1,178
Netscreen Technologies, Inc.                            49,700          834
*Photronics, Inc.                                       51,400          611
*Pinnacle Systems, Inc.                                677,600        7,054
*Polycom, Inc.                                         118,200          955
*Power Integrations, Inc.                               56,100        1,163
*Quantum Corp.                                         198,500          717
*Rainbow Technologies, Inc.                            187,200        1,765
*Retek, Inc.                                           228,600        1,319
*RF Micro Devices, Inc.                                251,800        1,518
*SanDisk Corp.                                         139,400        2,345
*Silicon Laboratories, Inc.                             56,700        1,483
*Silicon Storage Technology, Inc.                      394,700          908

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
*Skyworks Solutions, Inc.                              230,000   $    1,433
*Standard Micosystems Corp.                             56,700          861
*Storage Technology Corp.                               42,900          867
*Sybase, Inc.                                           85,900        1,112
*Synaptics, Inc.                                       265,700        1,993
*Tech Data Corp.                                        52,100        1,247
*Ultratech Stepper, Inc.                                68,000          814
*Varian Semiconductor Equipment Associates, Inc.        74,900        1,523
*Varian, Inc.                                           51,500        1,476
*Webmethods, Inc.                                      118,300        1,080
*Western Digital Corp.                                 207,400        1,879
---------------------------------------------------------------------------
GROUP TOTAL                                                          82,038
---------------------------------------------------------------------------
UTILITIES (5.8%)
AGL Resources, Inc.                                     89,300        2,110
Avista Corp.                                            87,600          928
Energen Corp.                                           73,600        2,360
Great Plains Energy, Inc.                               98,800        2,359
Hawaiian Electric Industries, Inc.                      63,400        2,584
OGE Energy Corp.                                       157,000        2,821
Peoples Energy Corp.                                    32,700        1,170
Philadelphia Suburban Corp.                            180,000        3,951
PNM Resources, Inc.                                     66,800        1,502
*Southwestern Energy Co.                                81,400        1,066
UGI Corp.                                               27,700        1,266
WGL Holdings, Inc.                                      88,000        2,331
WPS Resources Corp.                                     53,400        2,136
---------------------------------------------------------------------------
GROUP TOTAL                                                          26,584
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $454,899)                                 442,149
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                      --------
SHORT-TERM INVESTMENT (4.8%)
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
**J.P. Morgan Securities, Inc., 1.25%, dated
 3/31/03, due 4/1/03 (Cost $22,035)                   $ 22,035       22,035
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

28
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)


Statement of Net Assets (cont'd)

U.S. SMALL CAP CORE PORTFOLIO


                                                               VALUE
                                                               (000)
---------------------------------------------------------------------
TOTAL INVESTMENTS (101.0%) (Cost $476,934)                 $ 464,184
---------------------------------------------------------------------
                                                    VALUE
                                                    (000)
---------------------------------------------------------------------
OTHER ASSETS (2.8%)
Cash                                            $      51
Receivable for Investments Sold                    12,542
Dividends Receivable                                  338
Interest Receivable                                     1
Other                                                   8     12,940
---------------------------------------------------------------------
LIABILITIES (-3.8%)
Payable for Investments Purchased                 (16,321)
Payable for Investment Advisory Fees                 (893)
Payable for Administration Fees                       (62)
Payable for Trustees' Fees and Expenses               (45)
Payable for Custodian Fees                            (18)
Payable for Distribution Fees -- Adviser Class        (10)
Other Liabilities                                     (74)   (17,423)
---------------------------------------------------------------------
NET ASSETS (100%)                                          $ 459,701
---------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                           $ 642,454
 Undistributed (Distributions in Excess of) Net
   Investment Income                                           1,881
 Accumulated Net Realized Gain (Loss)                       (171,884)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                (12,750)
---------------------------------------------------------------------
NET ASSETS                                                 $ 459,701
---------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------
NET ASSETS                                                 $ 412,678
---------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE
Applicable to 28,941,896 outstanding shares of beneficial
 interest (unlimited authorization, no par value)          $   14.26
---------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------
NET ASSETS                                                 $  47,023
---------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE
Applicable to 3,298,578 outstanding shares of beneficial
 interest (unlimited authorization, no par value)          $   14.26
---------------------------------------------------------------------

*    Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@    Value is less than $500.
ADR  American Depositary Receipt
REIT Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.

                                                                              29
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview

VALUE PORTFOLIO

The Value Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in common stock of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities.

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
VALUE PORTFOLIO

                                        Six       One       Five      Ten
                                       Months     Year      Years    Years
------------------------------------------------------------------------------
Institutional Class (1)                2.94%    (30.79%)   (4.16%)   8.05%
------------------------------------------------------------------------------
Investment Class (2)                   2.85%    (30.92%)   (4.31%)      --
------------------------------------------------------------------------------
Adviser Class (3)                      2.78%    (30.99%)   (4.41%)      --
------------------------------------------------------------------------------
S&P 500 Index**                        5.03%    (24.76%)   (3.77%)   8.53%
------------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total return is compared to the S&P 500 Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 11/05/84.

(2) Represents an investment in the Investment Class which commenced operations 5/6/96.

(3) Represents an investment in the Adviser Class which commenced operations 7/17/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

30
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

VALUE PORTFOLIO
COMMON STOCKS (98.5%)

                                                                      VALUE
                                                       SHARES         (000)
---------------------------------------------------------------------------
BASIC RESOURCES (7.9%)
Air Products & Chemicals, Inc.                        341,800   $    14,161
(a)Cia Vale do Rio Doce ADR                           123,700         3,334
Dow Chemical Co. (The)                                122,900         3,393
International Paper Co.                               225,700         7,629
Lubrizol Corp.                                        526,500        15,800
PPG Industries, Inc.                                  129,100         5,820
Rohm & Haas Co.                                       395,900        11,790
Weyerhaeuser Co.                                      151,900         7,265
---------------------------------------------------------------------------
GROUP TOTAL                                                          69,192
---------------------------------------------------------------------------
BEVERAGE & HOUSEHOLD PRODUCTS (1.0%)
Fortune Brands, Inc.                                  214,800         9,208
---------------------------------------------------------------------------
CONSUMER DURABLES (4.2%)
Black & Decker Corp.                                  135,100         4,710
Masco Corp.                                           388,900         7,241
Maytag Corp.                                          268,900         5,117
Stanley Works (The)                                   122,100         2,929
Whirlpool Corp.                                       341,300        16,734
---------------------------------------------------------------------------
GROUP TOTAL                                                          36,731
---------------------------------------------------------------------------
CONSUMER SERVICES (3.0%)
*Cendant Corp.                                        397,800         5,052
Parker-Hannifin Corp.                                 559,500        21,675
---------------------------------------------------------------------------
GROUP TOTAL                                                          26,727
---------------------------------------------------------------------------
ENERGY (3.8%)
Amerada Hess Corp.                                     31,800         1,407
BP plc ADR                                            255,600         9,864
ChevronTexaco Corp.                                    96,800         6,258
ConocoPhillips, Inc.                                   52,700         2,825
Occidental Petroleum Corp.                            220,800         6,615
Royal Dutch Petroleum Co.                             162,100         6,606
---------------------------------------------------------------------------
GROUP TOTAL                                                          33,575
---------------------------------------------------------------------------
FINANCIAL SERVICES (26.2%)
Ace Ltd.                                              191,600         5,547
Allstate Corp. (The)                                  132,500         4,395
Bank of America Corp.                                 309,600        20,694
CIT Group, Inc.                                       463,100         7,808
Citigroup, Inc.                                       446,000        15,365
Comerica, Inc.                                        331,900        12,572
Everest Re Group Ltd.                                 214,200        12,254
Fannie Mae                                             70,900         4,633
FleetBoston Financial Corp.                            90,500         2,161
Freddie Mac                                            83,100         4,413
Goldman Sachs Group, Inc.                             134,200         9,136
Hartford Financial Services Group, Inc.               281,900         9,948
J.P. Morgan Chase & Co.                               242,800         5,757

                                                                      VALUE
                                                       SHARES         (000)
---------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        301,000   $    17,383
MBNA Corp.                                            632,200         9,515
Mellon Financial Corp.                                205,200         4,362
Merrill Lynch & Co., Inc.                             130,800         4,630
PNC Financial Services Group                          594,800        25,208
*Prudential Financial, Inc.                            74,700         2,185
St. Paul Cos., Inc.                                   488,900        15,547
(a)Travelers Property Casualty Corp., Class A         254,600         3,587
Travelers Property Casualty Corp., Class B             37,900           535
Wachovia Corp.                                        386,500        13,168
Washington Mutual, Inc.                               403,600        14,235
*Wells Fargo & Co.                                    140,000         6,299
---------------------------------------------------------------------------
GROUP TOTAL                                                         231,337
---------------------------------------------------------------------------
FOOD & TOBACCO (1.4%)
Altria Group, Inc.                                    236,200         7,077
*Kroger Co. (The)                                     405,200         5,328
---------------------------------------------------------------------------
GROUP TOTAL                                                          12,405
---------------------------------------------------------------------------
HEALTH CARE (14.7%)
Beckman Coulter, Inc.                                 274,900         9,355
Bristol-Myers Squibb Co.                              803,400        16,976
Cigna Corp.                                           255,900        11,700
*Health Net, Inc.                                   1,592,700        42,636
*(a)HealthSouth Corp.                                 747,100            65
Merck & Co., Inc.                                     442,200        24,224
Wyeth                                                 640,100        24,208
---------------------------------------------------------------------------
GROUP TOTAL                                                         129,164
---------------------------------------------------------------------------
HEAVY INDUSTRY & TRANSPORTATION (14.1%)
Burlington Northern Santa Fe Corp.                    183,200         4,562
Caterpillar, Inc.                                     148,500         7,306
*Cooper Industries Ltd., Class A                      258,700         9,238
(a)Cummins, Inc.                                      371,400         9,136
Dover Corp.                                           139,400         3,376
Eaton Corp.                                           203,000        14,200
Engelhard Corp.                                       588,600        12,608
Honeywell International, Inc.                         345,400         7,378
Ingersoll-Rand Co., Class A                           307,000        11,847
*(a)Navistar International Corp.                      385,200         9,480
Tecumseh Products Co., Class A                        104,400         4,278
*Textron, Inc.                                        102,400         2,812
Tyco International Ltd.                             2,020,000        25,977
*Waste Management, Inc.                               104,200         2,207
---------------------------------------------------------------------------
GROUP TOTAL                                                         124,405
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

VALUE PORTFOLIO

                                                                              31
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                       SHARES         (000)
---------------------------------------------------------------------------
RETAIL (9.9%)
*Best Buy Co., Inc.                                   902,000   $    24,327
*Federated Department Stores, Inc.                    625,600        17,529
Home Depot, Inc.                                      363,800         8,862
Liz Claiborne, Inc.                                   558,200        17,260
V.F. Corp.                                            385,200        14,495
*Yum! Brands, Inc.                                    196,000         4,769
---------------------------------------------------------------------------
GROUP TOTAL                                                          87,242
---------------------------------------------------------------------------
TECHNOLOGY (10.4%)
*Accenture Ltd., Class A                              546,100         8,464
*Amdocs Ltd.                                        1,112,700        14,777
*(a)Check Point Software Technologies Ltd.            911,600        13,191
*Computer Sciences Corp.                              477,600        15,546
Hewlett-Packard Co.                                   802,400        12,477
*Lexmark International Group, Inc., Class A           265,000        17,742
(a)Nokia Oyj ADR, Class A                             679,900         9,525
---------------------------------------------------------------------------
GROUP TOTAL                                                          91,722
---------------------------------------------------------------------------
UTILITIES (1.9%)
SBC Communications, Inc.                              339,800         6,817
*Verizon Communications, Inc.                         283,600        10,025
---------------------------------------------------------------------------
GROUP TOTAL                                                          16,842
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $882,234)                                 868,550
---------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                    ---------
SHORT-TERM INVESTMENTS (4.6%)
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (3.3%)
Banco Bilbao Vizcaya Argentaria, NY, 1.36%,
 4/24/03                                            $   1,839         1,839
CC USA, Inc., 1.34%, 2/6/04                               657           657
CDC IXIS, 1.38%, 4/1/03                                 1,313         1,313
Credit Industriel Et Commercial, NY, 1.29%,
 4/28/03                                                1,235         1,235
Credit Industriel Et Commercial, NY, 1.27%,
 4/24/03                                                  263           263
CS First Boston, 1.38%, 4/1/03                         13,133        13,133
Dorada Finance, Inc., 1.34%, 2/5/04                       657           657
General Electric Capital Corp., 1.40%, 7/17/03            919           919
UBS Warburg LLC, 1.35%, 4/1/03                          6,305         6,305
Wells of Grand Cayman, 1.38%, 4/1/03                    1,313         1,313
Westdeutsche Landesbank AG, NY, 1.22%, 5/14/03          1,293         1,293
---------------------------------------------------------------------------
GROUP TOTAL                                                          28,927
---------------------------------------------------------------------------
                                                                      VALUE
                                                       SHARES         (000)
---------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (0.7%)
AIM S.T. Investments Co.                              919,317   $       919
Evergreen Select Money Market Fund                    919,317           919
Federated Prime Cash Obligations Fund                 919,317           919
Merrimac Cash Series Fund                             919,317           919
Merrill Lynch Premier Institutional Fund              919,317           919
One Group Institutional Prime Money Market Fund       656,655           657
Reserve Primary Money Market Fund                     656,655           657
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,909
---------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                    ---------
REPURCHASE AGREEMENT (0.6%)
**J.P. Morgan Securities, Inc., 1.25%, dated
 3/31/03, due 4/1/03                                $   5,173         5,173
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $40,009)                          40,009
---------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%) (Cost $922,243)                          908,559
---------------------------------------------------------------------------
                                                        VALUE
                                                        (000)
---------------------------------------------------------------------------
OTHER ASSETS (1.0%)
Cash                                                        1
Receivable for Investments Sold                         7,733
Dividends Receivable                                    1,550
Receivable for Portfolio Shares Sold                        9
Other                                                      13         9,306
---------------------------------------------------------------------------
LIABILITIES (-4.1%)
Collateral on Securities Loaned, at Value             (34,836)
Payable for Investment Advisory Fees                   (1,182)
Payable for Administration Fees                          (107)
Payable for Distribution Fees -- Adviser Class            (90)
Payable for Trustees' Fees and Expenses                   (59)
Payable for Custodian Fees                                (14)
Payable for Shareholder Servicing
 Fees -- Investment Class                                  (2)
Other Liabilities                                        (132)      (36,422)
---------------------------------------------------------------------------
NET ASSETS (100%)                                               $   881,443
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $ 1,213,665
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                             3,709
 Accumulated Net Realized Gain (Loss)                              (322,247)
 Unrealized Appreciation (Depreciation) on Investment
   Securities                                                       (13,684)
---------------------------------------------------------------------------
NET ASSETS                                                      $   881,443
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

32
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)


Statement of Net Assets (cont'd)

VALUE PORTFOLIO


                                                                      VALUE
                                                                      (000)
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                      $   448,787
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 41,301,612 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $     10.87
---------------------------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------------------------
NET ASSETS                                                      $    19,643
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 1,806,740 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $     10.87
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS                                                      $   413,013
---------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 38,059,405 outstanding shares of
 beneficial interest (unlimited authorization, no
 par value)                                                     $     10.85
---------------------------------------------------------------------------

*    Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt
(a)  All or a portion of security on loan at March 31, 2003.

    The accompanying notes are an integral part of the financial statements.

                                                                              33
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statements of Operations
For the Six Months Ended March 31, 2003

                                                                            MID CAP     SMALL CAP
                                                               EQUITY       GROWTH       GROWTH
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                (000)        (000)        (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $   1,782    $    865     $      93
Interest                                                             23         103            13
-----------------------------------------------------------------------------------------------------
Total Investment Income                                           1,805         968           106
-----------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fee                                             455       2,002           416
Administration Fee                                                   26         390            40
Custodian Fee                                                        --          75            19
Shareholder Reporting Fee                                             3          60             3
Professional Fees                                                    14          16            13
Insurance Fee                                                         4          19             2
Filing & Registration Fees                                           22          19            14
Distribution Fees -- Adviser Class shares                             1         471             1
Trustees' Fees & Expenses                                            --          --             1
-----------------------------------------------------------------------------------------------------
Total Expenses                                                      525       3,052           509
-----------------------------------------------------------------------------------------------------
Reimbursement of Filing Fees                                        (10)        (89)           (1)
Waiver of Investment Advisory Fees                                   --          --           (29)
Expense Offset                                                       (1)         (2)           --
-----------------------------------------------------------------------------------------------------
Net Expenses                                                        514       2,961           479
-----------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                      1,291      (1,993)         (373)
-----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
Investment Securities                                            (5,129)    (44,886)       (4,250)
-----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                             9,220      86,618         6,680
-----------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)                                     4,091      41,732         2,430
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $   5,382    $ 39,739     $   2,057
-----------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

34
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statements of Operations (cont'd)
For the Six Months Ended March 31, 2003

                                                                STRATEGIC         U.S. MID    U.S. SMALL
                                                              SMALL VALUE         CAP CORE      CAP CORE        VALUE
                                                                PORTFOLIO        PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                    (000)            (000)         (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     $       198   $        3,418     $  3,288+    $  10,881
Interest                                                               11               70          459            90
-------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                               209            3,488        3,747        10,971
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fee                                               132            2,599        2,113         2,449
Administration Fee                                                     19              320          221           390
Custodian Fee                                                          44               48           48            67
Shareholder Reporting Fee                                               1               33           --            39
Professional Fees                                                      11               17           18            26
Insurance Fee                                                          --               20           15            19
Filing & Registration Fees                                              5               20           27            20
Shareholder Servicing Fee -- Investment Class shares                   --               15           --            16
Distribution Fees -- Adviser Class shares                              --              115           64           596
-------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                        212            3,187        2,506         3,622
-------------------------------------------------------------------------------------------------------------------------
Reimbursement of Filing Fees                                           --              (36)         (20)          (57)
Waiver of Investment Advisory Fees                                    (60)              --           --            --
Expense Offset                                                         --               (2)          (3)           (1)
-------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                          152            3,149        2,483         3,564
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                           57              339        1,264         7,407
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
Investment Securities                                              (1,932)        (151,104)     (38,548)     (173,776)
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                               1,790          179,393       58,178       190,739
-------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)                                        (142)          28,289       19,630        16,963
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $       (85)  $       28,628     $ 20,894     $  24,370
-------------------------------------------------------------------------------------------------------------------------

+ Net of $6 withholding tax.

    The accompanying notes are an integral part of the financial statements.

                                                                              35
2003 SEMI-ANNUAL REPORT
March 31, 2003

Statements of Changes in Net Assets
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                                                                                              MID CAP
                                                                        EQUITY PORTFOLIO             GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS            YEAR   SIX MONTHS            YEAR
                                                                   ENDED           ENDED        ENDED           ENDED
                                                               MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,
                                                                    2003            2002         2003            2002
                                                                   (000)           (000)        (000)           (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                $    1,291   $       2,391   $   (1,993)  $      (6,483)
  Net Realized Gain (Loss)                                        (5,129)        (45,301)     (44,886)       (406,975)
  Net Change in Unrealized Appreciation (Depreciation)             9,220         (16,995)      86,618         210,629
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                       5,382         (59,905)      39,739        (202,829)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                           (1,308)         (2,869)          --              --
ADVISER CLASS:
  Net Investment Income                                               (4)             (4)          --              --
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                             (1,312)         (2,873)          --              --
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                      18,164          98,583       89,661         290,176
  Distributions Reinvested                                         1,250           2,764           --              --
  Redeemed                                                       (24,282)       (270,125)    (142,044)       (812,733)
ADVISER CLASS:
  Subscribed                                                          83             288       45,314         203,656
  Distributions Reinvested                                             4               4           --              --
  Redeemed                                                          (148)           (562)    (104,509)       (373,258)
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                      (4,929)       (169,048)    (111,578)       (692,159)
-------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                           (859)       (231,826)     (71,839)       (894,988)
NET ASSETS:
  Beginning of Period                                            172,299         404,125      824,984       1,719,972
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $  171,440   $     172,299   $  753,145   $     824,984
-------------------------------------------------------------------------------------------------------------------------
  Undistributed (distributions in excess of) net investment
  income included in end of period net assets                 $      625   $         646   $       --   $          --
  Accumulated net investment loss included in end of period
  net assets                                                          --              --       (2,045)            (52)
-------------------------------------------------------------------------------------------------------------------------
(1) Capital Shares Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                                                2,875          11,115        9,284          22,307
  Shared Issued on Distributions Reinvested                          170             282           --              --
  Shares Redeemed                                                 (3,673)        (28,836)     (13,650)        (56,470)
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Institutional Class Shares
  Outstanding                                                       (628)        (17,439)      (4,366)        (34,163)
-------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                                                   10              29        4,077          13,642
  Shared Issued on Distributions Reinvested                            1              --           --              --
  Shares Redeemed                                                    (20)            (55)      (9,042)        (24,932)
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser Class Shares
  Outstanding                                                         (9)            (26)      (4,965)        (11,290)
-------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

36
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                                               SMALL CAP              STRATEGIC SMALL
                                                                        GROWTH PORTFOLIO              VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS            YEAR   SIX MONTHS            YEAR
                                                                   ENDED           ENDED        ENDED           ENDED
                                                               MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,
                                                                    2003            2002         2003            2002
                                                                   (000)           (000)        (000)           (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                $     (373)  $      (1,591)  $       57   $          36
  Net Realized Gain (Loss)                                        (4,250)        (17,979)      (1,932)           (575)
  Net Change in Unrealized Appreciation (Depreciation)             6,680          10,475        1,790          (2,745)
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                       2,057          (9,095)         (85)         (3,284)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                               --              --          (60)            (12)
  Net Realized Gain                                                   --              --           --             (99)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                 --              --          (60)           (111)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                      21,492         138,352       13,412          23,186
  Distributions Reinvested                                            --              --           60             111
  Redeemed                                                       (36,975)       (234,716)      (2,661)         (1,940)
ADVISER CLASS:
  Subscribed                                                         175           1,899           --              --
  Redeemed                                                          (426)        (12,143)          --              --
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                     (15,734)       (106,608)      10,811          21,357
-------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                        (13,677)       (115,703)      10,666          17,962
NET ASSETS:
  Beginning of Period                                             87,788         203,491       20,396           2,434
-------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $   74,111   $      87,788   $   31,062   $      20,396
-------------------------------------------------------------------------------------------------------------------------
  Undistributed (distributions in excess of) net investment
  income included in end of period net assets                 $       --   $          --   $       21   $          24
  Accumulated net investment loss included in end of period
  net assets                                                        (379)             (6)          --              --
-------------------------------------------------------------------------------------------------------------------------
(1) Capital Shares Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                                                1,165           5,189        1,348           2,009
  Shared Issued on Distributions Reinvested                           --              --            6               9
  Shares Redeemed                                                 (1,911)         (8,859)        (272)           (177)
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Institutional Class Shares
  Outstanding                                                       (746)         (3,670)       1,082           1,841
-------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                                                    8              70           --              --
  Shares Redeemed                                                    (20)           (465)          --              --
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser Class Shares
  Outstanding                                                        (12)           (395)          --              --
-------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                                                              37
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                       U.S. MID CAP               U.S. SMALL CAP
                                                     CORE PORTFOLIO               CORE PORTFOLIO              VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS            YEAR   SIX MONTHS            YEAR   SIX MONTHS            YEAR
                                              ENDED           ENDED        ENDED           ENDED        ENDED           ENDED
                                          MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,
                                               2003            2002         2003            2002         2003            2002
                                              (000)           (000)        (000)           (000)        (000)           (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)           $      339   $      (1,034)  $    1,264   $       3,358   $    7,407   $      14,054
  Net Realized Gain (Loss)                 (151,104)       (155,554)     (38,548)         10,357     (173,776)       (100,543)
  Net Change in Unrealized Appreciation
  (Depreciation)                            179,393         (62,454)      58,178         (22,196)     190,739        (229,744)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                  28,628        (219,042)      20,894          (8,481)      24,370        (316,233)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                          --          (1,189)      (2,279)         (3,150)      (3,975)         (7,240)
  Net Realized Gain                              --              --           --          (1,996)          --              --
INVESTMENT CLASS:
  Net Investment Income                          --              --           --              --         (157)           (223)
ADVISER CLASS:
  Net Investment Income                          --              --          (59)            (16)      (3,386)         (7,335)
  Net Realized Gain                              --              --           --            (114)          --              --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                            --          (1,189)      (2,338)         (5,276)      (7,518)        (14,798)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                 86,458         326,339       94,497         450,040       61,973         184,113
  Distributions Reinvested                       --           1,000        1,807           4,626        3,837           6,864
  Redeemed                                 (361,422)       (573,331)    (289,882)       (877,311)     (84,055)       (256,344)
INVESTMENT CLASS:
  Subscribed                                  1,923          15,447           --              --        5,728          16,286
  Distributions Reinvested                       --              --           --              --          155             220
  Redeemed                                  (22,446)        (21,022)          --              --       (5,902)         (9,456)
ADVISER CLASS:
  Subscribed                                 15,207          95,710        7,651          37,188       54,696         303,258
  Distributions Reinvested                       --              --           59             130        3,377           7,311
  Redeemed                                  (41,977)        (66,315)     (13,754)        (32,754)    (186,322)       (391,475)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                             (322,257)       (222,172)    (199,622)       (418,081)    (146,513)       (139,223)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net
  Assets                                   (293,629)       (442,403)    (181,066)       (431,838)    (129,661)       (470,254)
NET ASSETS:
  Beginning of Period                       805,160       1,247,563      640,767       1,072,605    1,011,104       1,481,358
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                            $  511,531   $     805,160   $  459,701   $     640,767   $  881,443   $   1,011,104
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

38
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                       U.S. MID CAP               U.S. SMALL CAP
                                                     CORE PORTFOLIO               CORE PORTFOLIO              VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS            YEAR   SIX MONTHS            YEAR   SIX MONTHS            YEAR
                                              ENDED           ENDED        ENDED           ENDED        ENDED           ENDED
                                          MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,
                                               2003            2002         2003            2002         2003            2002
                                              (000)           (000)        (000)           (000)        (000)           (000)
---------------------------------------------------------------------------------------------------------------------------------
  Undistributed (distributions in
  excess of) net investment income
  included in end of period net assets   $      306   $          --   $    1,881   $       2,955   $    3,709   $       3,820
  Accumulated net investment loss
  included in end of period net assets           --             (33)          --              --           --              --
---------------------------------------------------------------------------------------------------------------------------------
(1) Capital Shares Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                           7,824          18,469        7,417          30,095        9,601          13,330
  Shared Issued on Distributions
  Reinvested                                     --              51          122             271          354             480
  Shares Redeemed                           (27,021)        (33,519)     (20,533)        (55,545)     (11,561)        (18,431)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
  Institutional Class Shares
  Outstanding                               (19,197)        (14,999)     (12,994)        (25,179)      (1,606)         (4,621)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Subscribed                             138             890           --              --          493           1,092
  Shared Issued on Distributions
  Reinvested                                     --              --           --              --           14              16
  Shares Redeemed                            (1,556)         (1,162)          --              --         (525)           (700)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Investment
  Class Shares Outstanding                   (1,418)           (272)          --              --          (18)            408
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                           1,078           5,148          526           2,193        4,767          20,858
  Shared Issued on Distributions
  Reinvested                                     --              --            4               7          312             513
  Shares Redeemed                            (2,979)         (3,997)        (940)         (2,144)     (17,307)        (29,574)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser
  Class Shares Outstanding                   (1,901)          1,151         (410)             56      (12,228)         (8,203)
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                              39
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
EQUITY PORTFOLIO
Institutional Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     7.18   $   9.75   $  17.28   $  19.82   $  20.44   $  29.45
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                    0.05+      0.08+      0.09+      0.05+      0.14       0.24
  Net Realized and Unrealized Gain (Loss) on Investments          0.16      (2.57)     (4.78)      3.53       5.24      (1.04)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.21      (2.49)     (4.69)      3.58       5.38      (0.80)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.05)     (0.08)     (0.09)     (0.05)     (0.17)     (0.28)
  Net Realized Gain                                                 --         --      (2.75)     (6.07)     (5.83)     (7.93)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.05)     (0.08)     (2.84)     (6.12)     (6.00)     (8.21)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     7.34   $   7.18   $   9.75   $  17.28   $  19.82   $  20.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.98%++  (25.71%)   (30.58%)    19.83%     30.15%     (2.66%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  170,889   $171,698   $403,062   $615,078   $635,593   $872,662
Ratio of Expenses to Average Net Assets(1)                       0.58%*     0.66%      0.62%      0.61%      0.62%      0.61%
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                           1.43%*     0.78%      0.71%      0.27%      0.64%      0.94%
Portfolio Turnover Rate                                            33%++      93%       160%       211%       103%        77%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                    0.56%*     0.66%      0.62%      0.61%      0.60%      0.59%
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                                                                              PERIOD FROM
                                                    SIX MONTHS                                             JANUARY 16, 1998**
                                                      ENDED                                                        TO
                                                    MARCH 31,           YEAR ENDED SEPTEMBER 30,             SEPTEMBER 30,
                                                       2003        2002       2001      2000      1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     7.17   $   9.71   $  17.24   $ 19.79   $ 20.42    $          20.50
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                            0.04+      0.05+      0.06+     0.01+     0.11                0.10
  Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.16      (2.55)     (4.78)     3.53      5.21               (0.09)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      0.20      (2.50)     (4.72)     3.54      5.32                0.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                  (0.04)     (0.04)     (0.06)    (0.02)    (0.12)              (0.09)
  Net Realized Gain                                         --         --      (2.75)    (6.07)    (5.83)                 --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (0.04)     (0.04)     (2.81)    (6.09)    (5.95)              (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $     7.33   $   7.17   $   9.71   $ 17.24   $ 19.79    $          20.42
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.85%++  (25.83%)   (30.81%)   19.58%    29.80%              (0.02%)++
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)               $      551   $    601   $  1,063   $ 5,039   $ 2,123    $            373
Ratio of Expenses to Average Net Assets(2)               0.83%*     0.91%      0.86%     0.86%     0.87%               0.88%*
Ratio of Net Investment Income (Loss) to Average
Net Assets                                               1.18%*     0.53%      0.48%     0.04%     0.34%               0.65%*
Portfolio Turnover Rate                                    33%++      93%       160%      211%      103%                 77%++
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and
  Reimbursement of Filing Fees                           0.81%*     0.91%      0.86%     0.86%     0.85%               0.82%*
---------------------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++  Not Annualized.
*  Annualized
** Initial Offering of Adviser Class Shares
    The accompanying notes are an integral part of the financial statements.

40
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
MID CAP GROWTH PORTFOLIO
Institutional Class

                                                       SIX MONTHS
                                                            ENDED
                                                        MARCH 31,                   YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                           2003       2002         2001         2000        1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    11.65   $  14.80   $    35.15   $    25.77   $   18.62   $  21.84
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              (0.02)+    (0.05)+      (0.05)       (0.06)      (0.01)     (0.03)
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                0.61      (3.10)      (16.44)       13.71       10.65       0.24
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         0.59      (3.15)      (16.49)       13.65       10.64       0.21
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        --         --           --           --       (0.00)++       --
  Net Realized Gain                                            --         --        (3.86)       (4.27)      (3.49)     (3.43)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        --         --        (3.86)       (4.27)      (3.49)     (3.43)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    12.24   $  11.65   $    14.80   $    35.15   $   25.77   $  18.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                5.06%++++  (21.28%)    (50.80%)     56.60%      64.27%      2.00%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                  $  407,558   $438,778   $1,063,186   $2,109,750   $ 785,659   $429,955
Ratio of Expenses to Average Net Assets(1)                  0.64%*     0.65%        0.61%        0.62%       0.62%      0.62%
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                     (0.38%)*   (0.35%)      (0.25%)      (0.21%)     (0.07%)    (0.13%)
Portfolio Turnover Rate                                       89%++++     221%       145%         169%        208%       172%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement
  of Filing Fees                                            0.62%*     0.64%        0.60%        0.61%       0.60%      0.60%
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                             SIX MONTHS
                                                                  ENDED
                                                              MARCH 31,                YEAR ENDED SEPTEMBER 30,
                                                                   2003       2002       2001       2000       1999      1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    11.45   $  14.59   $  34.79   $  25.59   $  18.55   $ 21.81
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                    (0.04)+    (0.09)+    (0.10)     (0.09)     (0.05)    (0.03)
  Net Realized and Unrealized Gain (Loss) on Investments           0.61      (3.05)    (16.24)     13.56      10.58      0.20
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.57      (3.14)    (16.34)     13.47      10.53      0.17
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                                  --         --      (3.86)     (4.27)     (3.49)    (3.43)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    12.02   $  11.45   $  14.59   $  34.79   $  25.59   $ 18.55
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.98%++++  (21.52%)  (50.91%)   56.24%     63.87%     1.79%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $  345,587   $386,206   $656,786   $979,694   $263,312   $51,058
Ratio of Expenses to Average Net Assets(2)                        0.89%*     0.90%      0.86%      0.87%      0.88%     0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets      (0.63%)*   (0.60%)    (0.50%)    (0.46%)    (0.31%)   (0.25%)
Portfolio Turnover Rate                                             89%++++     221%     145%       169%       208%      172%
---------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE
  NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                     0.87%*     0.89%      0.85%      0.86%      0.86%     0.84%
---------------------------------------------------------------------------------------------------------------------------------

+    Per share amount is based on average shares outstanding.
++   Amount is less than $0.005 per share.
++++ Not Annualized
*    Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                              41
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
SMALL CAP GROWTH PORTFOLIO
Institutional Class

                                                                                                                PERIOD FROM
                                                       SIX MONTHS                                             JUNE 30, 1998**
                                                         ENDED                                                      TO
                                                       MARCH 31,           YEAR ENDED SEPTEMBER 30,            SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                        2003       2002       2001       2000      1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    19.96   $ 24.04   $  52.96   $  32.28   $  8.57   $         10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              (0.09)+   (0.25)+    (0.35)     (0.34)    (0.13)+           (0.01)
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                0.49     (3.83)    (25.78)     25.42     23.84             (1.42)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         0.40     (4.08)    (26.13)     25.08     23.71             (1.43)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Realized Gain                                            --        --      (2.79)     (4.40)       --                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    20.36   $ 19.96   $  24.04   $  52.96   $ 32.28   $          8.57
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                2.00%++ (16.97%)   (50.83%)    80.31%   276.66%           (14.30%)++
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                  $   73,900   $87,345   $193,469   $437,898   $93,229   $         3,004
Ratio of Expenses to Average Net Assets(1)                  1.15%*    1.16%      1.14%      1.14%     1.18%             1.16%*
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                     (0.89%)*  (0.98%)    (0.98%)    (0.77%)   (0.50%)           (0.46%)*
Portfolio Turnover Rate                                       59%++    218%       176%       206%      300%               67%++
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense
  Reimbursement/Waiver                                      0.07%*    0.05%        N/A        N/A     0.15%             3.67%*
  Ratio Including Expense Offsets and Reimbursement
  of Filing Fees                                            1.15%*    1.15%      1.12%      1.12%     1.15%             1.15%*
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                                                              PERIOD FROM
                                                              SIX MONTHS       YEAR        JANUARY 10, 2001**
                                                                ENDED          ENDED               TO
                                                              MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,
                                                                 2003          2002               2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    19.90   $       24.02   $            34.71
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     (0.12)+         (0.33)+              (0.24)
  Net Realized and Unrealized Gain (Loss) on Investments            0.49           (3.79)              (10.45)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.37           (4.12)              (10.69)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    20.27   $       19.90   $            24.02
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       1.86%++       (17.15%)             (30.80%)++
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $      211   $         443   $           10,022
Ratio of Expenses to Average Net Assets(2)                         1.40%*          1.41%                1.40%*
Ratio of Net Investment Income (Loss) to Average Net Assets       (1.14%)*        (1.23%)              (1.24%)*
Portfolio Turnover Rate                                              59%++          218%                 176%++
-----------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           0.11%           0.05%                  N/A
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      1.40%*          1.40%                1.38%*
-----------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++  Not Annualized
*  Annualized
** Initial offerings of Institutional and Adviser Class shares, respectively.

    The accompanying notes are an integral part of the financial statements.

42
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
STRATEGIC SMALL VALUE PORTFOLIO
Institutional Class

                                                                                                 PERIOD FROM
                                                              SIX MONTHS                       JUNE 30, 2000**
                                                                ENDED         YEAR ENDED              TO
                                                              MARCH 31,      SEPTEMBER 30,      SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                               2003       2002      2001           2000
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     9.84   $ 10.51   $ 10.62   $          10.00
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.02+     0.05+     0.09               0.03
  Net Realized and Unrealized Gain (Loss) on Investments            0.01     (0.24)    (0.15)              0.59
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.03     (0.19)    (0.06)              0.62
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.02)    (0.05)    (0.05)                --
  Net Realized Gain                                                   --     (0.43)       --                 --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.02)    (0.48)    (0.05)                --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     9.85   $  9.84   $ 10.51   $          10.62
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       0.33%++  (2.41%)   (0.60%)             6.20%++
-------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   31,062   $20,396   $ 2,434   $          2,506
Ratio of Expenses to Average Net Assets(1)                         1.15%*    1.15%     1.15%              1.31%*
Ratio of Net Investment Income (Loss) to Average Net Assets        0.43%*    0.43%     0.73%              1.15%*
Portfolio Turnover Rate                                              59%++    131%       80%                33%++
-------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           0.46%*    0.94%     1.85%              4.23%*
  Ratio Including Expense Offsets                                  1.15%*    1.15%     1.15%              1.15%*
-------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++  Not Annualized
*  Annualized
** Initial offering of Institutional Class Shares

    The accompanying notes are an integral part of the financial statements.

                                                                              43
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
U.S. MID CAP CORE PORTFOLIO
Institutional Class

                                                        SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                    YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                         2003        2002        2001         2000        1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    13.50   $  16.91   $    25.07   $    21.88   $  18.12   $  21.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.01+     (0.01)+       0.05+        0.06+      0.12+      0.08+
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                 0.26      (3.38)       (4.91)        5.78       5.01      (1.53)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          0.27      (3.39)       (4.86)        5.84       5.13      (1.45)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         --      (0.02)       (0.08)       (0.08)     (0.06)     (0.04)
  Net Realized Gain                                             --         --        (3.22)       (2.57)     (1.31)     (2.19)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         --      (0.02)       (3.30)       (2.65)     (1.37)     (2.23)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    13.77   $  13.50   $    16.91   $    25.07   $  21.88   $  18.12
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.00%++  (20.09%)     (21.23%)      29.48%     29.44%     (6.92%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $  421,813   $672,507   $1,096,021   $1,374,275   $721,015   $420,555
Ratio of Expenses to Average Net Assets(1)                   0.88%*     0.89%        0.86%        0.87%      0.87%      0.90%
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                       0.14%*    (0.05%)       0.22%        0.28%      0.57%      0.40%
Portfolio Turnover Rate                                        65%++     145%         176%         226%       244%       213%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                0.87%*     0.89%        0.85%        0.85%      0.86%      0.88%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,                YEAR ENDED SEPTEMBER 30,
                                                                 2003        2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    13.43   $  16.83   $ 24.97   $ 21.80   $ 18.05   $ 21.75
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                     (0.00)+#    (0.03)+    0.01+    0.03+     0.09+     0.05+
  Net Realized and Unrealized Gain (Loss) on Investments            0.26      (3.37)    (4.88)     5.75      5.00     (1.53)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.26      (3.40)    (4.87)     5.78      5.09     (1.48)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               --         --     (0.05)    (0.04)    (0.03)    (0.03)
  Net Realized Gain                                                   --         --     (3.22)    (2.57)    (1.31)    (2.19)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               --         --     (3.27)    (2.61)    (1.34)    (2.22)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    13.69   $  13.43   $ 16.83   $ 24.97   $ 21.80   $ 18.05
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       1.94%++  (20.20%)  (21.36%)   29.25%    29.30%    (7.08%)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   14,328   $ 33,100   $46,063   $29,593   $25,197   $18,861
Ratio of Expenses to Average Net Assets(2)                         1.03%*     1.04%     1.01%     1.02%     1.02%     1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets       (0.01%)*   (0.20%)    0.05%     0.14%     0.42%     0.25%
Portfolio Turnover Rate                                              65%++     145%      176%      226%      244%      213%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      1.02%*     1.04%     1.00%     1.00%     1.01%     1.03%
-------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based upon average shares outstanding.
++ Not Annualized
* Annualized
# Amount is less than $0.005 per share.
    The accompanying notes are an integral part of the financial statements.

44
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
U.S. MID CAP CORE PORTFOLIO
Adviser Class

                                                                                                                PERIOD FROM
                                                       SIX MONTHS                                             JULY 17, 1998**
                                                         ENDED                                                      TO
                                                       MARCH 31,           YEAR ENDED SEPTEMBER 30,            SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                        2003        2002       2001      2000      1999          1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    13.44   $  16.87   $  25.02   $ 21.86   $ 18.12     $     21.82
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              (0.01)+    (0.05)+    (0.01)+    0.01+     0.07+           0.01+
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                0.27      (3.38)     (4.88)     5.76      5.01           (3.71)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         0.26      (3.43)     (4.89)     5.77      5.08           (3.70)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                        --         --      (0.04)    (0.04)    (0.03)             --
  Net Realized Gain                                            --         --      (3.22)    (2.57)    (1.31)             --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                        --         --      (3.26)    (2.61)    (1.34)             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    13.70   $  13.44   $  16.87   $ 25.02   $ 21.86     $     18.12
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                1.93%++  (20.33%)   (21.40%)   29.12%    29.12%         (16.96%)++
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                  $   75,390   $ 99,553   $105,479   $98,588   $40,636     $     4,919
Ratio of Expenses to Average Net Assets(1)                  1.13%*     1.14%      1.11%     1.12%     1.12%           1.24%*
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                     (0.11%)*   (0.30%)    (0.03%)    0.03%     0.33%           0.25%*
Portfolio Turnover Rate                                       65%++     145%       176%      226%      244%            213%++
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement
  of Filing Fees                                            1.12%*     1.14%      1.10%     1.10%     1.11%           1.17%*
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based upon average shares outstanding.
++ Not Annualized
* Annualized
** Initial offering of Adviser Class shares

    The accompanying notes are an integral part of the financial statements.

                                                                              45
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
U.S. SMALL CAP CORE PORTFOLIO
Institutional Class

                                                        SIX MONTHS
                                                             ENDED
                                                         MARCH 31,                   YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                            2003       2002         2001         2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    14.04   $  15.16   $    21.18   $    18.62   $  17.37   $  24.97
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.03+      0.06+        0.10+        0.09+      0.13+      0.16
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                 0.25      (1.10)       (4.35)        4.01       3.65      (4.33)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          0.28      (1.04)       (4.25)        4.10       3.78      (4.17)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                      (0.06)     (0.05)       (0.07)       (0.14)     (0.07)     (0.14)
  Net Realized Gain                                             --      (0.03)       (1.70)       (1.40)     (2.46)     (3.29)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (0.06)     (0.08)       (1.77)       (1.54)     (2.53)     (3.43)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    14.26   $  14.04   $    15.16   $    21.18   $  18.62   $  17.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 1.98%++++   (6.97%)    (21.25%)     23.11%     23.83%    (18.34%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $  412,678   $588,803   $1,017,346   $1,269,171   $897,629   $716,729
Ratio of Expenses to Average Net Assets(1)                   0.87%*     0.89%        0.86%        0.86%      0.86%      0.86%
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                       0.47%*     0.35%        0.52%        0.43%      0.70%      0.71%
Portfolio Turnover Rate                                        58%++++     118%       157%         193%       251%       163%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                0.86%*     0.89%        0.86%        0.85%      0.86%      0.86%
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                                                                                PERIOD FROM
                                                              SIX MONTHS                                 JANUARY 22, 1999**
                                                                   ENDED                                                 TO
                                                               MARCH 31,    YEAR ENDED SEPTEMBER 30,          SEPTEMBER 30,
                                                                    2003      2002      2001      2000                 1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    14.01   $ 15.13   $ 21.15   $ 18.62      $     17.32
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.02+     0.02+     0.05+     0.04+            0.06+
  Net Realized and Unrealized Gain (Loss) on Investments            0.25     (1.11)    (4.34)     4.02             1.24
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.27     (1.09)    (4.29)     4.06             1.30
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.02)    (0.00)++   (0.03)   (0.13)              --
  Net Realized Gain                                                   --     (0.03)    (1.70)    (1.40)              --
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.02)    (0.03)    (1.73)    (1.53)              --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    14.26   $ 14.01   $ 15.13   $ 21.15      $     18.62
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       1.89%++++  (7.22%) (21.46%)  22.83%            7.51%++++
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   47,023   $51,964   $55,259   $47,708      $    16,117
Ratio of Expenses to Average Net Assets(2)                         1.12%*    1.14%     1.11%     1.11%            1.11%*
Ratio of Net Investment Income (Loss) to Average Net Assets        0.22%*    0.10%     0.26%     0.18%            0.45%*
Portfolio Turnover Rate                                              58%++++    118%    157%      193%             251%++++
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      1.11%*    1.14%     1.11%     1.10%            1.10%*
-------------------------------------------------------------------------------------------------------------------------------

+   Per share amount is based on average shares outstanding.
++  Amount is less than $0.005 per share.
++++Not Annualized
*   Annualized
**  Initial offering of Adviser Class shares
    The accompanying notes are an integral part of the financial statements.

46
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
VALUE PORTFOLIO
Institutional Class

                                                        SIX MONTHS
                                                          ENDED
                                                        MARCH 31,                    YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                         2003        2002       2001       2000        1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    10.65   $  13.80   $  12.86   $  13.59   $    15.16   $    20.37
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.09+      0.16+      0.19+      0.16+        0.21+        0.34
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                 0.22      (3.14)      0.93       0.95         1.11        (3.38)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                          0.31      (2.98)      1.12       1.11         1.32        (3.04)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                      (0.09)     (0.17)     (0.18)     (0.18)       (0.28)       (0.36)
  Net Realized Gain                                             --         --         --      (1.66)       (2.61)       (1.81)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                      (0.09)     (0.17)     (0.18)     (1.84)       (2.89)       (2.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    10.87   $  10.65   $  13.80   $  12.86   $    13.59   $    15.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.94%++  (21.93%)     8.68%      9.67%        8.30%      (16.41%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                   $  448,787   $456,996   $656,007   $690,859   $1,079,356   $2,288,236
Ratio of Expenses to Average Net Assets(1)                   0.61%*     0.64%      0.62%      0.61%        0.63%        0.60%
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                       1.64%*     1.09%      1.26%      1.32%        1.38%        1.76%
Portfolio Turnover Rate                                        26%++      42%        38%        50%          53%          56%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                0.60%*     0.64%      0.61%      0.60%        0.62%        0.59%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,                YEAR ENDED SEPTEMBER 30,
                                                                 2003       2002      2001      2000       1999      1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.65   $ 13.80   $ 12.86   $ 13.58   $  15.15   $ 20.36
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.08+     0.14+     0.16+     0.15+      0.19+     0.31
  Net Realized and Unrealized Gain (Loss) on Investments            0.22     (3.15)     0.93      0.94       1.12     (3.38)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.30     (3.01)     1.09      1.09       1.31     (3.07)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.08)    (0.14)    (0.15)    (0.15)     (0.27)    (0.33)
  Net Realized Gain                                                   --        --        --     (1.66)     (2.61)    (1.81)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.08)    (0.14)    (0.15)    (1.81)     (2.88)    (2.14)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    10.87   $ 10.65   $ 13.80   $ 12.86   $  13.58   $ 15.15
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       2.85%++ (22.06%)    8.46%     9.50%      8.20%   (16.55%)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   19,643   $19,440   $19,552   $ 4,069   $  9,673   $24,527
Ratio of Expenses to Average Net Assets(2)                         0.76%*    0.79%     0.77%     0.76%      0.78%     0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.49%*    0.94%     1.08%     1.19%      1.25%     1.62%
Portfolio Turnover Rate                                              26%++     42%       38%       50%        53%       56%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.75%*    0.79%     0.76%     0.75%      0.77%     0.74%
-------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                              47
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
VALUE PORTFOLIO
Adviser Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    10.63   $  13.78   $  12.83   $  13.57   $  15.13   $  20.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                    0.08+      0.12+      0.15+      0.13+      0.17+      0.29
  Net Realized and Unrealized Gain (Loss) on Investments          0.22      (3.14)      0.94       0.94       1.12      (3.38)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.30      (3.02)      1.09       1.07       1.29      (3.09)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.08)     (0.13)     (0.14)     (0.15)     (0.24)     (0.32)
  Net Realized Gain                                                 --         --         --      (1.66)     (2.61)     (1.81)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.08)     (0.13)     (0.14)     (1.81)     (2.85)     (2.13)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $    10.85   $  10.63   $  13.78   $  12.83   $  13.57   $  15.13
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.78%++  (22.17%)     8.49%      9.31%      8.10%    (16.66%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  413,013   $534,668   $805,799   $301,497   $254,483   $325,272
Ratio of Expenses to Average Net Assets(1)                       0.86%*     0.89%      0.87%      0.86%      0.88%      0.85%
Ratio of Net Investment Income (Loss) to Average Net
Assets                                                           1.39%*     0.84%      0.99%      1.05%      1.10%      1.52%
Portfolio Turnover Rate                                            26%++      42%        38%        50%        53%        56%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                    0.85%*     0.89%      0.86%      0.85%      0.87%      0.84%
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

48
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2003, the Fund was comprised of twenty-one active portfolios. The accompanying financial statements and financial highlights are those of the Equity, Mid Cap Growth, Small Cap Growth, Strategic Small Value, U.S. Mid Cap Core (formerly Mid Cap Value), U.S. Small Cap Core (formerly Small Cap Value), and Value Portfolios, all of which are considered diversified funds for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short-term securities maturing in 60 days or less are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures approved by the Board of Trustees, although actual calculations may be done by others.

 2. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 3. Foreign Exchange and Forward Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Mid Cap Growth Portfolio) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains

                                                                              49
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

    (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

 4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investments LP ("MSI LP" or the "Adviser"), wholly-owned by indirect subsidiaries of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2003, the investment advisory fees of each of the Portfolios were:

                                 ANNUAL        VOLUNTARY EXPENSE LIMITATIONS
                               INVESTMENT   ------------------------------------
                                ADVISORY    INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                         FEE           CLASS         CLASS       CLASS
--------------------------------------------------------------------------------
Equity                              0.500%             --%          --%       --%
Mid Cap Growth                      0.500              --           --        --
Small Cap Growth                    1.000            1.15           --      1.40
Strategic Small Value               1.000            1.15           --        --
U.S. Mid Cap Core                   0.750              --           --        --
U.S. Small Cap Core                 0.750              --           --        --
Value                               0.500              --           --        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays a distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offsets" on the Statement of Operations.

F. TRUSTEES' FEES. Each Trustee of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Trustees' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Trustees may elect to defer payment of a percentage of their total fees earned as a Trustee of the Fund. These deferred portions are treated, based on an election by the Trustee, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. The deferred fees payable, under the Compensation Plan, at March 31, 2003, totaled $236,000 and are included in Trustees' Fees and Expenses Payable for the applicable Portfolios on the Statement

50
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

of Net Assets. The deferred portion of Trustees' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Trustee. For the six months ended March 31, 2003, Trustees' Fees and Expenses were reduced by approximately $142,000 due to these fluctuations.

G. PORTFOLIO INVESTMENT ACTIVITY.

 1. Purchases and Sales of Securities: For the six months ended March 31, 2003, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                                    PURCHASES    SALES
PORTFOLIO                                             (000)      (000)
------------------------------------------------------------------------
Equity                                              $ 58,503    $ 65,932
Mid Cap Growth                                       706,389     819,877
Small Cap Growth                                      47,864      62,339
Strategic Small Value                                 26,136      14,870
U.S. Mid Cap Core                                    444,400     759,062
U.S. Small Cap Core                                  317,447     517,752
Value                                                254,479     396,367

There were no purchases or sales of long-term U.S. government securities.

During the six month period ended March 31, 2003, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

                                                               BROKER
                                                             COMMISSIONS
PORTFOLIO                                                       (000)
------------------------------------------------------------------------
Mid Cap Growth                                               $         8
Value                                                                 87

H. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

Portfolios that lend securities receive cash as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations in interest income. The value of the loaned securities and related collateral outstanding at March 31, 2003 were as follows:

                                                      VALUE OF
                                                       LOANED      VALUE OF
                                                     SECURITIES   COLLATERAL
PORTFOLIO                                              (000)        (000)
----------------------------------------------------------------------------
Equity                                               $    3,878   $    4,027
Value                                                    32,559       34,836

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                                              NET INTEREST
                                                               EARNED BY
                                                               PORTFOLIO
PORTFOLIO                                                        (000)
--------------------------------------------------------------------------
Equity                                                        $          7
Value                                                                   49

I. FEDERAL INCOME TAXES. It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Dividends from net investment income, if any, are declared and paid quarterly for the Equity and Value Portfolios. The Mid Cap Growth, Small Cap Growth, Strategic Small Value, U.S. Mid Cap Core, and U.S. Small Cap Core Portfolios dividends are declared and paid annually. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. As of September 30, 2002, the tax character of distributions paid during 2002 and 2001 were as follows:

                            2002 DISTRIBUTIONS        2001 DISTRIBUTIONS
                                PAID FROM:                PAID FROM:
                          -----------------------   -----------------------
                          ORDINARY    LONG-TERM     ORDINARY    LONG-TERM
                           INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
PORTFOLIO                  (000)        (000)        (000)        (000)
---------------------------------------------------------------------------
Equity                    $  2,873   $         --   $ 50,597   $     56,150
Mid Cap Growth                  --             --    289,746         76,385
Small Cap Growth                --             --     19,700          1,542
Strategic Small Value           74             37         11             --
U.S. Mid Cap Core            1,189             --    192,851          7,657
U.S. Small Cap Core          3,166          2,110     89,133         20,664
Value                       14,798             --     15,996             --

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may

                                                                              51
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

differ from accounting principles generally accepted in the United States of America. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as REIT adjustments, gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                             UNDISTRIBUTED
                                                               ORDINARY
                                                                INCOME
PORTFOLIO                                                        (000)
--------------------------------------------------------------------------
Equity                                                       $         647
Strategic Small Value                                                   24
U.S. Small Cap Core                                                  2,304
Value                                                                3,760

At March 31, 2003, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                        NET
                                                                    APPRECIATION
                            COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
PORTFOLIO                  (000)        (000)          (000)           (000)
---------------------------------------------------------------------------------
Equity                    $185,600   $     12,572   $    (25,031)  $      (12,459)
Mid Cap Growth             733,576         71,883        (51,221)          20,662
Small Cap Growth            79,010          4,461         (9,345)          (4,884)
Strategic Small Value       32,566          1,401         (2,385)            (984)
U.S. Mid Cap Core          552,107         44,662        (86,341)         (41,679)
U.S. Small Cap Core        476,934         39,658        (52,408)         (12,750)
Value                      922,243        102,621       (116,305)         (13,684)

At September 30, 2002, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                              EXPIRATION DATE
                                               SEPTEMBER 30,
                                                   (000)
                                -------------------------------------------
PORTFOLIO                        2008      2009        2010        TOTAL
---------------------------------------------------------------------------
Equity                          $    --   $ 9,611   $   71,011   $   80,622
Mid Cap Growth                       --    16,101    1,000,928    1,017,029
Small Cap Growth                     --     2,561       99,359      101,920
Strategic Small Value                --        --            2            2
U.S. Mid Cap Core                    --       493      102,896      103,389
U.S. Small Cap Core                  --        --      120,476      120,476
Value                            16,828     3,629       15,692       36,149

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2002, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2001 and September 30, 2002 up to the following amounts:

                                                     POST-OCTOBER
                                           --------------------------------
                                           CAPITAL LOSSES   CURRENCY LOSSES
PORTFOLIO                                      (000)             (000)
---------------------------------------------------------------------------
Equity                                     $       32,684   $            --
Mid Cap Growth                                    300,192                --
Small Cap Growth                                   17,647                 5
Strategic Small Value                                 233                --
U.S. Mid Cap Core                                 106,142                --
Value                                              90,157                --

J. OTHER. At March 31, 2003, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                                  PERCENTAGE OF OWNERSHIP
                                           --------------------------------------
                                           INSTITUTIONAL    INVESTMENT    ADVISER
PORTFOLIO                                      CLASS          CLASS        CLASS
---------------------------------------------------------------------------------
Equity                                              27.2%            --%     95.7%
Mid Cap Growth                                      40.0             --      80.4
Small Cap Growth                                    48.8             --     100.0
Strategic Small Value                               94.3             --        --
U.S. Mid Cap Core                                   32.3           48.7      53.0
U.S. Small Cap Core                                 35.6             --      72.6
Value                                               50.9           91.5      93.2

Pursuant to the Investor and Capital Markets Fee Relief Act of 2002 which retroactively reduced certain filing fees paid subsequent to October 1, 2001, the Fund has received a $340,000 reimbursement from the Securities and Exchange Commission. This amount has been allocated among the Portfolios based upon fees previously paid. These amounts are shown on the Statement of Operations as "Reimbursement of Filing Fees".

TRUSTEES

Mitchell M. Merin
Chairman of the Board
President, Chief Operating Officer and Director,
Morgan Stanley Investment Management Inc.;
President, Director and Chief Executive Officer,
Morgan Stanley Investment Advisers Inc. and
Morgan Stanley Services Company Inc.;
Chairman, Chief Executive Officer and Director,
Morgan Stanley Distributors, Inc.;
Chairman and Director,
Morgan Stanley Trust

John D. Barrett II
Chief Executive Officer and Chairman,
Barrett Associates, Inc.

Thomas P. Gerrity
Professor of Management,
Wharton School of Business,
University of Pennsylvania

Gerard E. Jones
Of Counsel, Shipman & Goodwin, LLP

Joseph J. Kearns
President,
Kearns & Associates LLC

Vincent R. McLean
Formerly Executive Vice President,
Chief Financial Officer
and Director, Sperry Corporation

C. Oscar Morong, Jr.
Managing Director, Morong
Capital Management

William G. Morton, Jr.
Formerly, Chairman and Chief Executive Officer,
Boston Stock Exchange

Michael Nugent
General Partner, Triumph Capital, LP

Fergus Reid
Chairman,
Lumelite Plastics Corporation

Ronald E. Robison
Chief Global Operations Officer and Managing Director,
Morgan Stanley Investment Management Inc.;
President, Chief Executive Officer and Director,
Morgan Stanley Trust

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

OFFICERS

Ronald E. Robison
President & Trustee

Stefanie V. Chang
Vice President

Lorraine Truten
Vice President

James W. Garrett
Treasurer

Mary E. Mullin
Secretary

Michael Leary
Assistant Treasurer

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS

Ernest & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428-2899
Investment Adviser: (610) 940-5000 - MSIF Trust: (800) 354-8185

(C) 2003 Morgan Stanley

(MORGAN STANLEY LOGO)                                             929-eqann-0503